N-2	Jan. 26, 2023 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001725295
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-222070
Investment Company Act File Number	811-23318
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	6
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	8
Entity Registrant Name	Ecofin Tax-Advantaged Social Impact Fund, Inc.
Entity Address, Address Line One	6363 College Boulevard
Entity Address, Address Line Two	Suite 100A
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	981-1020
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Class I Shares
Shareholder Transaction Expenses:
Maximum Sales Load (as a percentage of the offering price) (1)	None
Maximum Early Withdrawal Fee	None
Dividend Reinvestment and Cash Purchase Plan Fees	None
(1)
Quasar Distributors, LLC is the principal underwriter and distributor of the Common Shares and serves in that capacity on a best efforts basis, subject to various conditions. The Fund may be offered through other brokers, dealers and other financial intermediaries that have entered into selling agreements with the Distributor.

Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees | $	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Annual Expenses [Table Text Block]

Class I Shares

Annual Expenses (Percentage of Net Assets Attributable to Common Shares)
Management Fee (2)	1.25%
Distribution and Service Fees	None
Interest Payments on Borrowed Funds (3)	None
Other Expenses (4)	0.29%

Total Annual Expenses	1.54%
Expense Reimbursement (5)	(0.04%)

Total Annual Fund Operating Expenses after Expense Reimbursement	1.50%

(2)
Under the Advisory Agreement, we pay the Adviser quarterly, as compensation for the services rendered by it, a fee equal on an annual basis to 1.25% of our daily Managed Assets. The Adviser will pay the
Sub-Adviser
a fee on an annual basis of 1.05% of the daily Managed Assets allocated to the
Sub-Adviser.
“Managed Assets” means total assets (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). Because Managed Assets include proceeds of leverage, at any time the Fund engages in leverage, the management fees in relation to its total assets attributable to the Common Shares would increase. See “Leverage” for more information.

(3)
Based on leverage utilization as of September 30, 2022. While the Fund does not currently use leverage, the Fund used leverage in the form of reverse repurchase agreements from October 1, 2021 to February 8, 2022, representing 14.09% of the Fund’s total net assets as of September 30, 2022. The Fund has established a line of credit (“LOC”) in the amount of $12,000,000. During the period ended September 30, 2022, the Fund had no borrowings and has no amount outstanding on the LOC. At any time that the Fund has leverage outstanding, its net expenses would be higher than what is reflected in the table (which currently does not reflect any leverage expenses). For instance, if the Fund borrowed for investment purposes, it would incur Interest Payments on Borrowed Funds and would pay higher Management Fees, as described further in footnote (2).

(4)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(5)
Pursuant to an Expense Limitation and Reimbursement Agreement, through February 28, 2024, the Adviser has agreed to reimburse expenses of the Fund so that certain of the Fund’s expenses (“Specified Expenses”) will not exceed 0.25% of daily Managed Assets (annualized). The Fund has agreed to repay these amounts, when and if requested by the Adviser, but only if and to the extent that Specified Expenses are less than 0.25% of daily Managed Assets (annualized) (or, if a lower expense limit is then in effect, such lower limit) within the three-year
period after the Adviser bears the expense; provided, however, that the Adviser may recapture a Specified Expense in the same year it is incurred. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including organizational and certain offering costs, with the exception of (i) the management fee, (ii) any distribution fee, (iii) brokerage costs, (iv) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (v) taxes, and (vi) extraordinary expenses (as determined in the sole discretion of the Adviser).

Management Fees [Percent]	1.25%	[2]
Interest Expenses on Borrowings [Percent]	0.00%	[3]
Distribution/Servicing Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.29%	[4]
Total Annual Expenses [Percent]	1.54%
Waivers and Reimbursements of Fees [Percent]	(0.04%)	[5]
Net Expense over Assets [Percent]	1.50%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above.
An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$15	$48	$83	$183
The example above is intended to assist you in understanding the various costs and expenses an investor in our common stock may bear directly or indirectly and should not be considered a representation of our future expenses. Actual expenses may be greater or less than those shown. Moreover, while the example assumes, as required by the applicable rules of the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. In addition, while the example assumes reinvestment of all distributions at net asset value, participants in our distribution reinvestment plan may receive common stock valued at the market price in effect at that time. This price may be at, above or below net asset value. See “Automatic Dividend Reinvestment Plan” for additional information regarding our Plan.
For additional information with respect to our expenses, see “Management of the Fund” and “Automatic Dividend Reinvestment Plan.”

Expense Example, Year 01 | $	$ 15
Expense Example, Years 1 to 3 | $	48
Expense Example, Years 1 to 5 | $	83
Expense Example, Years 1 to 10 | $	$ 183
Purpose of Fee Table , Note [Text Block]	This table describes the combined fees and expenses of t
h
e Fund that you will incur if you buy and hold Common Shares in the Fund. The fees and expenses detailed below are b as
ed on the Fund’s fees and expenses for the fiscal year ended September 30, 2022, unless otherwise noted.
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]	Under the Advisory Agreement, we pay the Adviser quarterly, as compensation for the services rendered by it, a fee equal on an annual basis to 1.25% of our daily Managed Assets. The Adviser will pay the
Sub-Adviser
a fee on an annual basis of 1.05% of the daily Managed Assets allocated to the
Sub-Adviser.
“Managed Assets” means total assets (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). Because Managed Assets include proceeds of leverage, at any time the Fund engages in leverage, the management fees in relation to its total assets attributable to the Common Shares would increase. See “Leverage” for more information.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
Investment Objective
The Fund’s investment objective is to seek to generate attractive total return with an emphasis on tax-exempt
income. To meet its investment objective, the Fund has adopted a fundamental policy to invest, under normal circumstances or as otherwise permitted by applicable rules under the 1940 Act, its assets so that at least 80% of the income that it distributes will be exempt, as applicable, from federal income tax or from both federal and state income tax. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding Common Shares or preferred stock, if any.
Investment Strategies
On November 16, 2022, the Fund announced that the Board of Directors had approved a change to the Fund’s name. Effective January 16, 2023, the Fund’s name was changed from Ecofin
Tax-Advantaged
Social Impact Fund, Inc. to Ecofin
Tax-Exempt
Private Credit Fund, Inc.
The Fund seeks to achieve its investment objective by investing, under normal circumstances or as otherwise permitted by applicable rules under the 1940 Act, at least 80% of its total assets (net assets plus borrowings for investment purposes) in private credit investments (loans, bonds and other credit instruments that are issued in private offerings or issued by non-publicly
listed entities (including but not limited to municipal corporations and other government-owned private companies)).
These private credit investments include assets and services that accommodate essential services related to education, healthcare, housing and waste transition. Such assets and services may include, but are not limited to, primary, secondary and post-secondary education facilities; hospitals and other healthcare facilities; seniors and other housing facilities; industrial/infrastructure, utility, waste-to-energy
and
waste-to-value
projects; and
nonprofit and civic facilities. Under normal market conditions, it is anticipated that the Fund will typically invest over the long term in directly originated securities. The Fund may also purchase securities in the secondary market.
The Fund’s investments may take the form of loans, debt securities or equity securities, including preferred securities.
The Fund may also invest up to 20% of its total assets in each of the following: (i) securities guaranteed by the U.S. government, its agencies, instrumentalities or sponsored entities, (ii) equity investments in other companies, including exchange-traded funds and
(iii) non-private
credit investments.
Under normal market conditions, the Fund may invest in debt securities of any maturity and credit quality but expects to typically invest over the long term in “high yield” or unrated equivalent securities. High yield securities, also commonly referred to as “junk” bonds, are securities rated at the time of investment either BB+, Ba1 or below (or an equivalent rating) by a NRSRO or, if unrated, determined by the Adviser to be of comparable credit quality. As the Fund will be opportunistic in its approach to investing, under normal market conditions, the Fund expects that a majority of its income will consist of tax-exempt
interest for U.S. federal income tax purposes. In addition to debt, under normal market conditions, the Fund may invest in preferred securities and other equity securities.
The Fund may, directly or indirectly, use various derivative instruments including, but not limited to, options contracts, futures contracts, forward contracts, options on futures contracts, indexed securities, credit default swaps, interest rate swaps and other swap agreements primarily for hedging and risk management purposes.
Additional Investment Policies
As used for the purpose of each
non-fundamental
investment policy above, the term “total assets” includes any assets obtained through leverage. Our Board of Directors may change our non-fundamental
investment policies without stockholder approval and will provide notice to stockholders of material changes (including notice through stockholder reports). Unless otherwise stated, these investment restrictions apply at the time of purchase. Furthermore, we will not be required to reduce a position due solely to market price fluctuations.
In addition, to comply with federal tax requirements for qualification as a regulated investment company, or a “RIC,” our investments will be limited so that at the close of each quarter of each taxable year (1) at least 50% of the value of our total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited for purposes of such calculation, in respect of any one issuer, to an amount not greater than 5% of the value of our total assets and not more than 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of our total assets is invested in the securities (other than U.S. government securities or the securities of other RICs) of a single issuer, or two or more issuers that we control and that are determined to be engaged in the same business or similar or related trades or businesses or the securities of one or more qualified publicly traded partnerships (which includes certain master limited partnerships, or “MLPs”). These tax-related
limitations may be changed by the Board of Directors to the extent appropriate in light of changes to applicable tax requirements.
During the period in which we are investing the net proceeds of this offering, we may deviate from our investment policies by investing the net proceeds in money market mutual funds, cash, cash equivalents, securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, high quality, short-term
money market instruments,
short-term
debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper or other liquid debt securities. Under adverse market or economic conditions, we may invest up to 100% of our total assets in these securities. To the extent we invest in these securities on a temporary basis or for defensive purposes, we may not achieve our investment objective.

Investment Securities
The types of securities in which we may invest include, but are not limited to, the following:
Municipal-Related
Securities
Municipal-related
securities may include general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses or to refinance outstanding debt.
Municipal-related
securities may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial development and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source and may be repaid only from the revenues of a specific facility or source. The Fund may also purchase securities that represent lease obligations, municipal notes, pre-refunded
municipal bonds, private activity bonds, tender option bonds and other forms of municipal bonds and securities.
The yields on municipal securities depend on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The market value of municipal securities will vary with changes in interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments.
Municipal Leases and Certificates of Participation
. The Fund also may purchase securities that represent lease obligations and certificates of participation in such leases. These carry special risks because the issuer of the securities may not be obligated to appropriate money annually to make payments under the lease. A municipal lease is an obligation in the form of a lease or installment purchase which is issued by a state or local government to acquire equipment and facilities. Income from such obligations is generally exempt from U.S. federal income tax, as well as from state and local taxes in the state of issuance. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of
“non-appropriation”
clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment or facilities. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation
or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering, or the failure to recover fully, the Fund’s original investment. To the extent that the Fund invests in unrated municipal leases or participates in such leases, the credit quality rating and risk of cancellation of such unrated leases will be monitored on an ongoing basis. In order to reduce this risk, the Fund will only purchase securities representing lease obligations where the Adviser believes the issuer has a strong incentive to continue making appropriations until maturity.
A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, an installment purchase agreement or other instruments. The certificates are typically issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days’ notice, of all or any part of the Fund’s participation interest in the underlying municipal securities, plus accrued interest.

Municipal Notes
. Municipal securities in the form of notes generally are used to provide for short-term
capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term
bond financing can be arranged. In most cases, the
long-term
bonds then provide the funds needed for repayment of the bond anticipation notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction loan notes are sold to provide construction financing. Mortgage notes insured by the Federal Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The anticipated revenues from taxes, grants or bond financing generally secure the obligations of an issuer of municipal notes. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer’s payment obligations under the notes or that refinancing will be otherwise unavailable.
Private Activity Bonds
. Private activity bonds, formerly referred to as industrial development bonds, are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. Under current law, a significant portion of the private activity bond market is comprised of bonds the interest on which is subject to the federal alternative minimum tax. The Fund’s distributions of its interest income from private activity bonds may subject certain investors to the federal alternative minimum tax. See “Tax Considerations.”
Pre
-Refunded
Municipal Securities
. The principal of, and interest on,
pre-refunded
municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded
municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded
municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded
municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.
Special Taxing Districts
. Special taxing districts are organized to plan and finance infrastructure developments to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and
Mello-Roos
bonds, are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities. They often are exposed to real estate development-related
risks and can have more taxpayer concentration risk than general tax-supported
bonds, such as general obligation bonds. Further, the fees, special taxes, or tax allocations and other revenues that are established to secure such financings are generally limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if larger taxpayers failed to pay the assessments, fees and taxes as provided in the financing plans of the districts.

Risk Factors [Table Text Block]
RISK FACTORS
We are a
non-diversified,
closed-end
management investment company and have no operating history. We are designed primarily as a long-
term investment vehicle and not as a trading tool. An investment in our securities should not constitute a complete investment program for any investor and involves a high degree of risk. Due to the uncertainty in all investments, there can be no assurance that we will achieve our investment objective. The value of an investment in our common stock could decline substantially and cause you to lose some or all of your investment. Before investing in our common stock you should consider carefully the following risks.
Market Risk
The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.
Current market conditions may pose heightened risks with respect to the Fund’s investment in fixed income securities. As discussed more under “Risk Factors—Interest Rate Risk,” we are experiencing a current rising interest rate environment. Any interest rate increases in the future could cause the value of the Fund to decrease. As such, fixed income securities markets may experience heightened levels of interest rate, volatility and liquidity risk.
Management Risk
Our ability to achieve our investment objective is directly related to our Adviser’s investment strategies for the Fund. The value of your investment in our common stock may vary with the effectiveness of the research and analysis conducted by our Adviser and its ability to identify and take advantage of attractive investment opportunities. If the investment strategies of our Adviser do not produce the expected results, the value of your investment could be diminished or even lost entirely, and we could underperform the market or other funds with similar investment objectives.
Asset Allocation Risk
Our investment performance depends, at least in part, on how the Adviser and
Sub-Adviser
allocate and reallocate our assets among the various asset classes in which we may invest. Such allocation decisions could cause our investments to be allocated to asset classes that perform poorly or underperform other asset classes or available investments.
Repurchase Offers Risk
The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law and Board approval, will conduct repurchase offers of the Fund’s outstanding Common Shares at NAV. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of Common Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to incur leverage or maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Common Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to incur leverage or sell investments. If the Fund employs leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.
Illiquidity of Common Shares
There is presently no market for the Fund’s Common Shares, which are highly illiquid and currently can be sold by shareholders only in the quarterly repurchase program of the Fund. Unless and until a secondary market for the Fund’s Common Shares develops, which the Fund has no reason to anticipate at this time, you will not be able to control the timing or the amount of Common Shares which you desire to sell. The Fund’s Common Shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time.
As a
closed-end
“interval fund,” the Fund has adopted a fundamental policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at NAV. Even though the Fund makes quarterly repurchase offers, investors should consider the Fund’s Common Shares to be illiquid. There is no guarantee that you will be able to sell the amount of Common Shares that you wish to tender in connection with a given repurchase offer and in the past, investors have been unable to sell all their shares in our repurchase offers.
In the recent past, shareholders have tendered more Common Shares than the Fund has offered to repurchase. Shareholders may tender more Common Shares than the Fund offers to repurchase in the future. If such a case, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, it is possible that not all Common Shares that are tendered in a repurchase offer will be repurchased. There is also a risk that some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a given quarter, thereby increasing the likelihood that a proration will occur. Finally, the Board may suspend quarterly repurchases in accordance with Rule
23c-3
under the 1940 Act. Each of these factors may further limit the liquidity of the Fund’s Common Shares.
Municipal-Related
Securities Risk
The Fund expects that most of its investments in the private sustainable infrastructure sector will be comprised of municipal-related
securities. These securities will include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public infrastructure and facilities (including housing), essential social, health and/or public service sector programs and initiatives, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of securities are issued by or on behalf of public authorities, for example, to finance privately owned or operated facilities, including in respect of electric energy or gas, sewage, solid waste disposal and other specialized facilities. In addition, other private activity securities, the proceeds of which are used, for example, for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, but current federal tax laws place substantial limitations on the size of such issues. The interest on the Fund’s investments may bear a fixed rate or be payable at a variable or floating rate. The two principal classifications of municipal securities are “general obligation” and “revenue” or “special obligation” securities (including PASs).
Municipal-related
securities may also include securities not issued by or on behalf of a state or territory (or by an agency or instrumentality thereof) if the Adviser determines such securities will pay interest excludable from gross income for purposes of federal income tax and state and local income taxes of the applicable state and/or state and local personal property taxes of the applicable state. These securities include, for example only, trust certificates or other instruments evidencing interest in one or more long term municipal securities and may also include securities issued by other investment companies that invest in municipal securities, to the extent such investments are permitted by applicable law.
In addition, the Fund may invest in securities that are unsecured. While such unsecured investments may benefit from the same or similar financial and other covenants available to indebtedness ranking ahead of the investments and may benefit from cross-default
provisions and security over an issuer’s assets, some or all of such terms may not be part of particular investments. Moreover, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency, is likely to be substantially less than that of senior creditors. For example, under typical subordination terms, senior creditors are able to block the acceleration of the debt or the exercise by debt holders of other rights they may have as creditors. Accordingly, the Fund may not be able to take steps to protect its investments in a timely manner or at all and there can be no assurance that the rate of return objectives of the Fund or any particular investment will be achieved.
Actual or potential changes in marginal income tax rates or the elimination of the tax preference for tax-exempt
municipal interest income versus currently taxable interest income would have an adverse effect on the Fund’s issuers and the Fund’s performance. In addition, a failure or potential failure of such debt issuances to qualify for tax-exempt
treatment may cause the prices of such municipal securities to decline, potentially adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or its shareholders. In addition, the municipal market is a highly fragmented market that is very technically driven and it is expected that there will be regional variations in economic conditions or supply-demand
fundamentals. Further, investment interest and other expenses incurred in respect of the purchase of tax-exempt
municipal securities cannot be deducted for federal income tax purposes.
Further, the availability of information in the municipal market is less than in other markets, increasing the difficulty of evaluating and valuing securities. As a result, the investment performance of the Fund may be more dependent on the analytical abilities of the Adviser than if the Fund were a stock fund or a taxable bond fund. As opposed to the majority of municipal securities outstanding, a portion of the municipal securities held by the Fund may be secured by payments to be made by private entities and changes in market conditions affecting such securities, including the downgrade of a private entity obligated to make such payments, which could have a negative impact on the value of the Fund’s investments, the municipal market generally, or the Fund’s performance.
In addition, the Fund’s investments may be more sensitive to adverse economic, business and/or political developments if the Fund’s portfolio includes a substantial portion of its assets in the securities of similar or related projects and/or types municipal securities (for example only, revenue bonds, general obligation bonds or private activity bonds) as such events may adversely affect a specific industry or local political and economic conditions, leading to declines in the creditworthiness and value of the Fund’s investments. As noted elsewhere herein, the secondary market for certain municipal securities, particularly below investment grade municipal securities, tends to be less well-developed
or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its investments at attractive prices.

The yields on and market prices of municipal securities are dependent on a variety of other factors, including general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the particular issue. The ability of issuers of municipal securities to make timely payments of interest and repayments of principal may be diminished during general economic downturns including in respect of potential reallocations of cost burdens among federal, state and local governments or among parties involved with operating and managing the Fund’s issuers. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not be able to collect all principal and interest to which it is entitled.
The
municipal-related
securities in which the Fund invests generally include directly originated municipal-related
securities. Directly originated securities represent obligations structured directly by a single purchaser, or a limited number of institutional purchasers, and the issuer, and are typically not rated by credit rating agencies. The directly originated municipal securities in which the Fund invests generally are deemed by the Adviser to be of comparable quality to securities rated below investment grade and that such securities will belong to relatively small issues. The directly originated municipal securities in which the Fund invests will have limited trading markets and therefore will tend to be less liquid than municipal securities rated investment grade or issued by traditional municipal issuers. This may make it difficult for the Fund to value the municipal securities in which it invests. In addition, the Fund will likely be able to sell such municipal securities only in private transactions with another investor or group of investors, and there can be no assurance that the Fund will be able to successfully arrange such transactions if and when the Fund desires to sell any of its municipal securities or, if successfully arranged, that the Fund will be able to obtain favorable values upon the sale of its municipal securities in such transactions.
In addition, the Fund’s investments may include municipal leases and certificates of participation in such leases. Municipal leases and certificates of participation involve special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which typically provide for title to the leased asset to pass eventually to the governmental issuer) are typically utilized as a means for governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of
“non-appropriation”
clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation
or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Fund’s original investment. In the event of non-appropriation,
an issuer would be in default, and taking ownership of the assets may be a remedy available to the Fund, although the Fund does not anticipate that such a remedy would normally be pursued. Certificates of participation, which represent interests in unmanaged pools of municipal leases or installment contracts, involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.
Additional risks for investing in municipal securities depending on the types of each securities include:

•
Municipal Note Risks
– Municipal notes are shorter term municipal debt obligations that typically provide interim financing in anticipation of tax collection, bond sales or revenue receipts. To the extent there is a shortfall in the anticipated proceeds, the notes may not be fully repaid by an issuer and the Fund’s returns would be adversely affected.

•
PAS Risks
– PASs are, in most cases,
tax-exempt
securities issued by states, municipalities or public authorities to provide funds, typically through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured typically by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent entity or otherwise secured. PASs generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, prospective investors should note that repayment of such securities generally depends on the revenues of a private entity and may be subject to additional risk of non-payment.

•
General Obl
ig
ation Bond Risks
– General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Timely payments by the issuer and the repayment of principal when due depend on its credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. The taxing power of any governmental entity may be limited, however, by provisions of its state constitution or laws, and an entity’s creditworthiness will depend on many factors, including, for example only, potential erosion of its tax base due to population declines, natural disasters, declines in the state’s industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base, state legislative proposals or voter initiatives to limit ad valorem real property taxes and the extent to which the entity relies on federal or state aid, access to capital markets or other factors beyond the state’s or entity’s control.

•
Moral Obl
ig
ation Bond Risks
– Moral obligation bonds are typically issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality that created the special purpose public authority that issued the bonds.

•
Municipal Commercial Paper Risks
– Municipal commercial paper is typically unsecured and issued to meet short-term
financing needs. The lack of security presents some risk of loss to the Fund since, in the event of an issuer’s bankruptcy, unsecured creditors are repaid only after the secured creditors out of the assets, if any, that remain.

•
Municipal Lease Obligation Risks
– Certificates of participation issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities represent participations in a lease, an installment purchase contract or a conditional sales contract relating to such equipment, land or facilities and as with debt obligations, are subject to the risk of non-payment.

•
Zero Coupon Securities Risks
– Interest on zero coupon bonds is not paid on a current basis and accordingly, the values of such securities are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such bonds. Further, the values of zero coupon bonds may be highly volatile during periods when interest rates rise or fall.

•
Tender Option Bond Risks
– The Fund may enter into tender option bond transactions, whereby, the Fund will transfer municipal debt securities or other municipal securities into a special purpose entity and in return receive from such entity, residual interests. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk, as well as the risk of loss of principal.

•
Variable Rate Demand Obligation (“VRDO”) Risks
– VRDOs are floating rate securities that combine an interest in a long-term
municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

•
Financial Future Risks
– The Fund’s investments may include financial futures contracts based on a long-term
municipal bond index developed by the Chicago Board of Trade and The Bond Buyer (the “Municipal Bond Index”). The Municipal Bond Index is comprised of 40 tax-exempt
municipal revenue and general obligation bonds. Each bond included in the Municipal Bond Index must be rated

A or higher by Moody’s or S&P and must have a remaining maturity of 19 years or more. The particular municipal bonds comprising the index underlying the Municipal Bond Index financial futures contract may vary from the bonds held by the Fund. Trading in such futures contracts may tend to be less liquid than trading in other futures contracts. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

•
Municipal Interest Rate Swap Transaction Risks
– In order to hedge the value of the Fund’s investments against interest rate fluctuations or to enhance the Fund’s returns, the Fund may enter into interest rate swap transactions such as Municipal Market Data AAA Cash Curve swaps or Securities Industry and Financial Markets Association Municipal Swap Index swaps.

•
Insured Municipal Bond Risks
– The Fund’s investments may be covered by insurance that guarantees that interest payments on the bond will be made on time and the principal will be repaid when the bond matures. Either the issuer of the bond or the Fund purchases the insurance. Although such insurance is expected to protect the Fund against losses caused by a bond issuer’s failure to make interest or principal payments, such insurance does not protect the Fund or its investors against losses caused by declines in a bond’s market value. Further, the Fund cannot be certain that any insurance company does not make these payments. In addition, if the Fund purchases the insurance, it will bear any related premiums and other related costs, which will reduce the Fund’s returns.

•
Participation Note Risks
– The Fund may buy participation notes from a bank or
broker-dealer
that entitle the Fund to a return measured by the change in value of an identified underlying security or basket of securities. Investment in a participation note is not the same as investment in the constituent shares of an entity since a participation note represents only an obligation of the issuer to provide the Fund the economic performance equivalent to holding shares of an underlying security (i.e., shares of the underlying security are not in any way owned by the Fund). However each participation note is intended to synthetically replicate the economic benefit of holding shares in the underlying security or basket of securities. Because a participation note is an obligation of the issuer, rather than a direct investment in shares of the underlying security or basket of securities, the Fund may suffer losses potentially equal to the full value of the participation note if the issuer fails to perform its obligations.

•
Payment
-in
-Kind
Note Risks
– The Fund’s investments may include notes that provide for
payments-in-kind,
which have an effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term
success of such issuer, the occurrence of which is uncertain.

•
Revenue Bond Risks
– Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in certain cases, from the proceeds of a special excise tax or other specific revenue source (for example, payments from the user of the facility being financed) and accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond depends on the economic viability of such facility or such revenue source.

•
Pre
-Refunded
Municipal Securities Risks
– The principal of, and interest on,
pre-refunded
municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded
municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. Except for a change in the revenue source from which principal and interest payments are made, the pre-refunded
municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.

•
Special Taxing Districts Risks
– The bond financing methods such as tax increment finance, tax assessment, special services district and
Mello-Roos
bonds, are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities. They often are exposed to real estate development-related
risks and can have more taxpayer concentration risk than general tax-supported
bonds, such as general obligation bonds. Further, the fees, special taxes, or tax allocations and other revenues that are established to secure such financings are generally limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if larger taxpayers failed to pay the assessments, fees and taxes as provided in the financing plans of the districts.

Tax Risk
The Fund expects that a majority of its income will consist of tax-exempt
interest for U.S. federal income tax purposes. Although the interest received from municipal securities generally is exempt from federal income tax, the Fund may invest all or a portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Fund could cause shareholders to be subject to, or result in an increased liability under, the federal alternative minimum tax.
Because interest income from municipal securities is normally not subject to regular U.S. federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in U.S. federal income tax rates or changes in the tax-exempt
status of interest income from municipal securities. Any proposed or actual changes in income tax rates or the tax-exempt
status of interest income from municipal securities could significantly affect the demand for and supply, liquidity and marketability of municipal securities. Such changes may affect the valuation of the Fund’s investments and ability to acquire and dispose of municipal securities at desirable yield and price levels, and thus may affect the Fund’s NAV.
Investments in taxable municipal securities and Treasury securities, as well as certain derivatives, would cause the Fund to have taxable investment income. In addition, the Fund may recognize taxable ordinary income from market discount. The Fund may also realize gain on the sale, exchange or other disposition of its securities, which gain will be taxable regardless of whether it is derived from the sale, exchange or other disposition of tax-exempt
bonds or taxable securities. Any interest or other expenses incurred for the purchase of tax-exempt
municipal bonds cannot be deducted for U.S. federal income tax purposes.
Direct Origination Risk
The results of the Fund’s operations depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term

financing, conditions in the financial markets and economic conditions. Further, the Fund’s inability to raise capital may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations and its ability to make distributions to its shareholders. In addition, competition for originations of and investments in the Fund’s target investments may lead to the price of such assets increasing, which may further limit its ability to generate desired returns. Also, as a result of this competition, desirable investments in the Fund’s target investments may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Adviser or the Sub-Adviser will be able to identify and make investments that are consistent with its investment objective.
Industry Concentration Risk
The Fund’s investments in securities in a certain industry may be adversely affected by political, economic and regulatory developments within that sector, including legislation or litigation that changes the taxation of municipal bonds or the rights of municipal bond holders in the event of a bankruptcy.

Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state, or national economy, demographic factors, ecological or environmental concerns, statutory limitations on an issuer’s ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). This risk would be heightened to the extent that the Fund invests a substantial portion of the below investment grade quality portion of its portfolio in the bonds of similar projects (such as those relating to the education, healthcare or housing), in industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds or moral obligation bonds) that are particularly exposed to specific types of adverse economic, business or political events. From time to time the Fund expects to invest a significant portion of the in-vestment
portfolio in issuers within a single industry.
To the extent that the Fund focuses its managed assets in the education sector, for example, the Fund will be subject to risks associated with such sector, including unanticipated revenue de-cline
resulting primarily from a decrease in student enrollment or reductions in state and federal funding, restrictions on students’ ability to pay tuition, and declining general economic conditions or fluctuations in interest rates, which may lead to declining or insufficient revenues. In addition, charter schools and other private educational facilities are subject to various risks, including the reversal of legislation authorizing or funding charter schools, the failure to renew or secure a charter, the failure of a funding entity to appropriate necessary funds and competition from alternatives such as voucher programs.
In addition, the Fund has in the past invested, and may in the future invest, in securities issued by companies in the healthcare sector. The profitability of companies in the healthcare sector may be affected by legislative activities and extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Healthcare companies often must obtain and maintain regulatory approvals to market many of their products, change prices for certain regulated products and consummate some of their acquisitions and divestitures. Delays in obtaining or failing to obtain or maintain these approvals could reduce revenue or increase costs. Policy changes on the local, state and federal level, such as the expansion of the government’s role in the healthcare arena and alternative assessments and tax increases specific to the healthcare industry or healthcare products as part of federal health care reform initiatives, could fundamentally change the dynamics of the healthcare industry.
If the Fund invests a significant portion of its investment portfolio in issuers within the same industry, an adverse economic, business or political development affecting industry would be expected to affect the value of the Fund’s investments more than if its investments were not so concentrated. To the extent that the Fund invests a significant portion of its assets in the securities of issuers operating principally in a given industry, it will be disproportionally affected by political and economic conditions and developments in that industry, as applicable.
Fixed Income Securities Risk
The Fund’s investments in fixed income securities will be subject to numerous risks set forth throughout this section including, without limitation, interest rate risk, credit risk, and extension and prepayment risk. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s performance is likely to be affected by interest rates. Some fixed income securities give the issuer the option to call, or redeem, the securities before their maturity dates. During periods of market illiquidity or rising interest rates, prices of callable issues are subject to increased price fluctuation.

Income Risk
The Fund’s income could decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds. Also, if the Fund invests in inverse floaters, the Fund’s income may decrease if short-term
interest rates rise.
Current income received through investments in municipal securities are dependent on a variety of factors, including the general condition of the money market and of the municipal securities market, the size of a particular offering, the financial condition of the issuer, the maturity of the obligation and the rating of the issue. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the securities in which the Fund invests to meet their obligations for the payment of interest and principal when due.
Below Investment Grade, or High Yield, Securities Risk
The Fund invests in debt securities that may be classified as
“higher-yielding”
(and, therefore,
higher-risk)
debt securities. In most cases, such debt will be rated below “investment grade” by rating agencies or will be unrated. The credit rating of a high yield security does not necessarily address its market value risk, and ratings are expected to change, positively or negatively, to reflect developments regarding an issuer’s financial condition. High yield fixed-income
securities (including those referred to as “junk bonds”) are speculative, involve greater risks of default or downgrade and are more volatile and expected to be less liquid than investment-grade
securities. High yield
fixed-income
securities involve a greater risk of price declines than
investment-grade
securities due to actual or perceived changes in an issuer’s creditworthiness. Issuers issuing high yield fixed-income
securities are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than issuers with higher credit ratings. Such factors could affect such issuers’ abilities to make interest and principal payments and could cause such issuers to stop making interest and/or principal payments. In such cases, payments on the securities may never resume, which would result in the securities owned by the Fund becoming worthless. High yield fixed-income
securities may also not be protected by financial covenants or limitations on additional indebtedness. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The market prices of high yield fixed-income
securities (including junk bonds) have historically been less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield fixed-income
securities.
The major risks in high yield
fixed-income
securities investments include the following:

•
High yield
fixed-income
securities may be issued by less creditworthy issuers. These securities are vulnerable to adverse changes in the issuer’s industry and to general economic conditions. Issuers of high yield fixed-income
securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.

•
The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade fixed-
income securities. If an issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer’s ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability of additional financing. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover.

•
High yield
fixed-income
securities are frequently ranked junior to claims by other creditors. If an issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations, which will potentially limit the Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

•
High yield
fixed-income
securities often have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If an issuer redeems the high yield fixed-income
securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.

•
Prices of high yield
fixed-income
securities are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of high yield fixed-income
securities than on those of other higher rated
fixed-income
securities.

•
During periods of declining interest rates or for other purposes, issuers may exercise their option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding instruments.

•	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

•
The high yield
fixed-income
securities markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect the Fund’s returns and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain issuers of high yield fixed-income
securities adversely affected the market in the past.

Investment Grade Debt Obligations Risk
The Fund has an may continue to invest in “investment grade securities,” which are securities rated in the four highest rating categories of an NRSRO or deemed to be of equivalent quality by the Adviser. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., “Baa” by Moody’s or “BBB” by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. Appendix A to the SAI describes the various ratings assigned to debt obligations by S&P and Moody’s.
Credit Ratings are Not a Guarantee of Quality Risk
Credit ratings of assets represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of quality. A credit rating is not a recommendation to buy, sell or hold assets and may be subject to revision or withdrawal at any time by the assigning rating agency. In the event that a rating assigned to any debt obligation is lowered for any reason, no party is obligated to provide any additional support or credit enhancement with respect to such debt obligation. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value; therefore, ratings may not fully reflect the true risks of an investment. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates. Consequently, credit ratings of any debt obligation are only a preliminary indicator of investment quality, and not a completely reliable indicator of investment quality. Rating reductions or withdrawals may occur for any number of reasons and may affect numerous assets at a single time or within a short period of time, with material adverse effects upon the debt obligation. It is possible that many credit ratings of assets included in or similar to the debt obligation will be subject to significant or severe adjustments downward.

The rating assigned by a rating agency evaluates the issuing agency’s assessment of the safety of a non-investment
grade security’s principal and interest payments, but does not address market value risk. Because such ratings of the ratings agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, or because such ratings may not be available, the Adviser expects typically to perform its own analysis of the issuers whose non-investment
grade or unrated securities the Fund holds. Because of this, the Fund’s performance may depend more on the Adviser’s own credit analysis than in the case of funds investing in rated, or higher-rated
securities than the Fund’s securities.
Call Risk
Some securities give the issuer the option to “call,” or prepay, the securities before their maturity date. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will call their securities. If a call were exercised by the issuer of a security held by the Fund during a period of declining interest rates, the Fund would determine on a case by case basis whether to replace such called security with a lower yielding security. If that were to happen, it could decrease the Fund’s distributions and possibly could affect the Fund’s net asset value. Similar risks exist when the Fund invests the proceeds from matured, traded or prepaid bonds at market interest rates that are below the Fund’s current earnings rate. During periods of market illiquidity or rising interest rates, prices of “callable” issues are subject to increased price fluctuation.
Operating and Financial Risks of Issuers and Impact of Other Issuers
One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. Because the Fund may invest its assets in high yield and unrated equivalent securities, the Fund’s credit risks are greater than those of funds that buy only investment grade securities. Investments in inverse floaters will increase the Fund’s credit risk. The Fund’s return would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Issuers in which the Fund invests could deteriorate as a result of, among other factors, adverse developments in their businesses, changes in the competitive environment, or an economic downturn. As a result, issuers which the Fund expected to be stable may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress. In addition, the Fund and other investment funds sponsored by the Adviser have made (and/or will in the future make) investments in issuers that have operations and assets in many jurisdictions. It is possible that the activities of one issuer may have adverse consequences on one or more other issuers (including the Fund’s issuers), even in cases where the issuers are held by different TortoiseEcofin investment funds and have no other connection to each other.
Interest Rate Risk
The Fund is exposed to risks associated with changes in interest rates, including the current rising interest rate environment. General interest rate fluctuations may have a substantial negative impact on our investments and our investment returns and, accordingly, may have a material adverse effect on our investment objective and our net investment income.
The securities in which the Fund will invest have valuations which are based on numerous factors, including sector fundamentals and specific issuer characteristics. However, such securities are also susceptible to fluctuations in interest rates and the prices of securities can increase when interest rates fall and decline when interest rates rise. In this period of rising interest rates, our interest income will increase if the majority of our portfolio bears interest at variable rates while our cost of funds will also increase, to a lesser extent, if the majority of our indebtedness bears interest at fixed rates, with the net impact being an increase to our net investment income. Conversely, if interest rates decrease we may earn less interest income from investments and our cost of funds will also decrease, to a lesser extent, resulting in lower net investment income. From time to time, we may also enter into certain hedging transactions to mitigate our exposure to changes in interest rates. However, we cannot assure you that such transactions will be successful in mitigating our exposure to interest rate risk. There can be no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income.
Rising interest rates may also increase the cost of debt for our underlying portfolio companies, which could adversely impact their financial performance and ability to meet ongoing obligations to us. Also, an increase in interest rates available to investors could make an investment in our Common Shares less attractive if we are not able to pay dividends at a level that provides a similar return, which could reduce the value of our Common Shares.
LIBOR Risk
The Fund’s investments (including, but not limited to, repurchase agreements, CLOs and mortgage-backed securities), payment obligations and financing terms may rely in some fashion on the LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s FCA, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. On July 27, 2017, the Chief Executive of the FCA announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR due to the absence of an active market for interbank unsecured lending and other reasons. On March 5, 2021, the IBA, the administrator of LIBOR, announced that it will cease publication of many of its LIBOR settings after December 31, 2021, and that it will cease publication of certain commonly used tenors of U.S. dollar LIBOR after June 30, 2023. While the FCA may consult on the issue of requiring the IBA to produce certain LIBOR tenors on a synthetic basis, it has announced that all 35 LIBOR settings will either cease to be provided by any administrator or will no longer be representative as of the dates published by the IBA. The Board of Governors of the Federal Reserve System, Office of the Comptroller of the Currency, and Federal Deposit Insurance Corporation have issued guidance encouraging market participants to adopt alternatives to LIBOR in new contracts as soon as practicable and no later than December 31, 2021.
On March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable fallback provisions. The FRS, in conjunction with the ARRC, a steering committee comprised of large U.S. financial institutions, has begun publishing SOFR, which is their preferred alternative rate for U.S. dollar LIBOR, and which is a new index calculated by short-term repurchase agreements, backed by Treasury securities. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete. Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. In many cases, the nominated replacements, as well as other potential replacements, are not complete or ready to implement and require margin adjustments. There is currently no final consensus as to which benchmark rate(s) (along with any adjustment and/or per-mutation
thereof) will replace all or any LIBOR tenors (i.e., the maturity period) after the discontinuation thereof and there can be no assurance that any such replacement benchmark rate(s) will attain market acceptance.
Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts, or in contracts or other arrangements entered into by the Fund, may need to be renegotiated. The transition may also result in a reduction in the value of certain instruments held by the Fund, a change in the cost of borrowing or the dividend rate for any preferred stock that may be issued by the Fund, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.
Spread Widening Risks; Discounts to Par
The Fund’s investment strategy with respect to certain types of investments may be based, in part, upon the premise that interests in issuers and/or an issuer’s underlying collateral that are otherwise performing may from time to time be available for participation by the Fund at “discounted” rates or at “undervalued” prices. Purchasing debt instruments and/or other interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted
returns to the Fund or will not be subject to further reductions in value. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-
maturity securities. Accordingly, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the collateral assets underlying debt instruments in which the Fund invests.
Investments in Less Established Issuers
Although from time to time the Fund will seek to make investments in respect of established issuers, the Fund has not established any minimum size for the issuers in which it may invest and is expected to make investments in smaller, less established issuers. For example, such issuers may have shorter operating histories on which to judge future performance and, if operating, may have negative cash flow. In the case of start-up
enterprises, such issuers may not have significant or any operating revenues. Less established issuers tend to have lower capitalizations and fewer resources (including cash) and, therefore, often are more vulnerable to funding shortfalls and financial failure. In addition, less mature issuers could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any issuer in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that issuer. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.
Valuation Risk
The debt securities in which the Fund may invest typically are valued by a pricing service utilizing a range of market-based
inputs and assumptions, including readily available market quotations obtained from broker-dealers
making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s net asset value.
Distressed and Defaulted Securities Risk
Investments in the securities of financially distressed issuers involve substantial risks, including the risk of default or may be in default at the time of investment. In addition, these securities may fluctuate more in price, and are typically less liquid. The Fund also will be subject to significant uncertainty as to when, and in what manner, and for what value obligations evidenced by securities of financially distressed issuers will eventually be satisfied.
Defaulted securities are speculative and involve substantial risks in addition to the risks of investing in high yield or unrated equivalent securities that have not defaulted. The Fund generally will not receive interest payments on the defaulted securities and there is a substantial risk that principal will not be repaid. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a defaulted security, the Fund may lose the value of its entire Investment or may be required to accept cash or securities with a value less than its original Investment. Defaulted securities and any securities received in exchange for defaulted securities may be subject to restrictions on resale.
The Fund currently holds, and may continue to hold or acquire, investments of issuers that are in default or at risk of default. A loss contingency is recorded if the contingency is considered probable and reasonably estimable as of the date of the financial statements. In the opinion of management, the ultimate outcome of this matter is uncertain. Given the preliminary nature of the workout of these investments, the Fund is unable to estimate a range of reasonably possible loss, if any. While the ultimate resolution is uncertain, to the extent that the Fund is unable to collect outstanding interest, it will have an adverse impact to its financial condition and results of operations.
Also among the risks inherent in investments in a troubled issuer is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Adviser or the
Sub-Adviser’s
judgments about the credit quality of a financially distressed issuer and the relative value of its securities may prove to be wrong.
Competitive Market for Investment Opportunities
The activity of identifying, completing and realizing attractive private sustainable infrastructure investments is competitive, and involves a high degree of uncertainty, as with many other markets. The availability of investment opportunities generally will be subject to market conditions. The Fund will be competing for investments with many other debt investors, including, without limitation, other investment partnerships and corporations, the public debt and equity markets, individuals, financial institutions and other financial investors investing directly or through affiliates. Furthermore, over the past several years, an ever-increasing
number of debt funds have been formed and many such existing funds have grown substantially in size, resulting in an unprecedented amount of capital available for debt investment. Consequently, it is possible that competition for appropriate investment opportunities may increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which investments can be made. There can be no assurance that the Fund will be able to locate, consummate and exit investments that satisfy the rate of return objectives or realize upon their values.
Large Shareholder Risk
To the extent a large proportion of Common Shares are held by a small number of common shareholders (or a single common shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Common Shares tendered by a small number of common shareholders (or a single common shareholder) may exceed the number of Common Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by common shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each common shareholder.
Force Majeure Risk
The Fund may be affected by force majeure events (
e.g.
, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, nationalization of industry and labor strikes). Force majeure events could adversely affect the ability of the Fund or a counterparty to perform its obligations. The liability and cost arising out of a failure to perform obligations as a result of a force majeure event could be considerable and could be borne by the Fund. Certain force majeure events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting the Fund. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control, could result in a loss to the Fund if an investment is affected, and any compensation provided by the relevant government may not be adequate.
Epidemic and Pandemic Risk
The world has been susceptible to epidemics/pandemics, most recently
COVID-19,
which has been designated as a pandemic by the World Health Organization. Any outbreak of
COVID-19,
SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola or other existing or new epidemics/pandemics, or the threat thereof, together with any resulting restrictions on travel or quarantines imposed, has had, and will continue to have, an adverse impact on the economy and business activity globally (including in the countries in which the Fund invests), and thereby is expected to adversely affect the performance of the Fund’s investments and the Fund’s ability to fulfill its investment objectives. Furthermore, the rapid development of epidemics/pandemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, presents material uncertainty and risk with respect to the Fund and the performance of its investments.
COVID-19
Risk
The U.S. capital markets have experienced extreme volatility and disruption following the global outbreak of
COVID-19
that began in December 2019. The global impact of the
COVID-19
outbreak is still evolving, with new variants of
COVID-19
continuing to be identified in around the world, causing many countries to institute quarantines, restrictions on travel, closing financial markets and/or restricting trading, and limiting hours of operations of non-essential
businesses. Such actions are creating disruption in global supply chains, and adversely impacting a number of industries, including industries in which the Fund’s obligors operate. The outbreak of
COVID-19
could have a continued adverse impact on economic and market conditions and, at times, has triggered a period of global economic slowdown.
The outbreak of
COVID-19
and related effects, which continue to be unpredictable, could have a material adverse impact on the Fund’s NAV, financial condition, liquidity, results of operations, and the businesses of the Fund’s obligors, among other factors. Negative impacts to the Fund’s business as a result of the pandemic could exacerbate other risks described herein, including:

•
weakening financial conditions of or the bankruptcy or insolvency of obligors, which may result in the inability of such obligors to meet debt obligations, delays in collecting accounts receivable, defaults, or forgiveness or deferral of interest payments from such obligors;

•
significant volatility in the markets for syndicated loans, which could cause rapid and large fluctuations in the values of such investments and adverse effects on the liquidity of any such investments;

•	deterioration in credit and financing market conditions, which may adversely impact the Fund’s ability to access financing for its investments on favorable terms or at all;

•
operational impacts on the Fund’s Adviser,
Sub-Adviser,
Administrator and its other third-party advisors, service providers, vendors and counterparties, including independent valuation firms, the Fund’s lenders and other providers of financing, brokers and other counterparties that the Fund purchases and sells assets to and from, derivative counterparties, and legal and diligence professionals that the Fund relies on for acquiring the Fund’s investments;

•
limitations on the Fund’s ability to ensure business continuity in the event the Adviser, or the Fund’s third-party advisors’ and service providers’ continuity of operations plan is not effective or improperly implemented or deployed during a disruption;

•	the availability of key personnel of the Adviser, Sub-Adviser, Administrator and the Fund’s other service providers as they face changed circumstances and potential illness during the pandemic;

•
difficulty in valuing the Fund’s assets in light of significant changes in the financial markets, including difficulty in forecasting discount rates and making market comparisons, and circumstances affecting the Adviser’s,
Sub-Adviser’s,
Administrator’s and the Fund’s service providers’ personnel during the pandemic;

•	limitations on the Fund’s ability to raise new capital;

•	significant changes to the valuations of pending investments; and

•	limitations on the Fund’s ability to make distributions to the Fund’s shareholders due to material adverse impacts on the Fund’s cash flows from operations or liquidity.
The rapid development and fluidity of this situation precludes any prediction as to the ultimate adverse impact of
COVID-19
on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of the Fund’s investments. The full extent of the impact and effects of
COVID-19
will depend on future developments, including, among other factors, the duration and spread of the outbreak, along with related travel advisories, quarantines and restrictions, the recovery time of the disrupted supply chains and industries, the impact of labor market interruptions, the impact of government interventions, the availability and use of effective vaccines, mutations and variants of
COVID-19
and uncertainty with respect to the duration of the global economic slowdown.
COVID-19
and the current financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s performance, financial condition, results of operations and ability to pay distributions. See “—Repurchase Offers Risk” and “—Epidemic and Pandemic Risk” above.
Market Disruption and Geopolitical Risk
The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. See “—Epidemic and Pandemic Risk” and
“—COVID-19
Risk” above. Uncertainties and events around the world may (i) result in market volatility, (ii) have long-term
effects on the U.S. and worldwide financial markets and (iii) cause further economic uncertainties in the U.S. and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.
Additionally, certain of our investments may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, on February 24, 2022, Russian troops began a full-scale invasion of Ukraine and, as of the date hereof, the countries remain in active armed conflict. Around the same time, the U.S., the United Kingdom, the E.U., and several other nations announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, Russian-backed separatist regions in Ukraine, and certain banks, companies, government officials, and other individuals in Russia and Belarus, as well as a number of Russian Oligarchs. The U.S. or other countries could also institute broader sanctions on Russia and others supporting Russia’s economy or military efforts. The ongoing conflict and the rapidly evolving measures in response could be expected to have a negative impact on the economy and business activity globally (including in the countries in which the Fund invests), and therefore are expected to result in adverse consequences to the Russian economy and could have a material adverse effect on our obligors and our business, financial condition, cash flows and results of operations. The severity and duration of the conflict and its impact on global economic and market conditions are impossible to predict, and as a result, present material uncertainty and risk with respect to the Fund and its portfolio companies and operations, and the ability of the Fund to achieve its investment objectives. Similar risks will exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in Russia, Ukraine, Belarus, or the immediate surrounding areas. Sanctions could also result in Russia taking counter measures or retaliatory actions which could adversely impact our business or the business of our investments, including, but not limited to, cyberattacks targeting private companies, individuals or other infrastructure upon which our business and the business of our obligors rely.
Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and Common Shares.
Economic activity has continued to accelerate across sectors and regions. Nevertheless, due to global supply chain issues, a rise in energy prices and strong consumer demand as economies continue to reopen, inflation has increased in the U.S. and globally. Inflation is likely to continue in the near to medium-term,
particularly in the U.S., with the possibility that monetary policy may tighten in response. There can be no assurance that inflation will not become a serious problem in the future and have an adverse impact on the Fund’s returns.
Leverage Risk
The Fund has utilized leverage in the past and may do so in the future, which will magnify the potential for loss on amounts invested in the Fund. To the extent the Fund utilizes leverage, our use of leverage through the issuance of preferred stock or debt securities, and any borrowings or other transactions involving indebtedness (other than for temporary or emergency purposes), would be considered “senior securities” for purposes of the 1940 Act and create risks. Leverage is a speculative technique that may adversely affect common stockholders. If the return on investments acquired with borrowed funds or other leverage proceeds does not exceed the cost of the leverage, the use of leverage could cause us to lose money. Successful use of leverage depends on our Adviser’s ability to predict or hedge correctly interest rates and market movements, and there is no assurance that the use of a leveraging strategy will be successful during any period in which it is used. Because the fee paid to our Adviser will be calculated on the basis of total assets, the fees will increase when leverage is utilized, giving our Adviser an incentive to utilize leverage.
Our issuance of senior securities involves offering expenses and other costs, including interest payments, that are borne indirectly by our common stockholders. Fluctuations in interest rates could increase interest or distribution payments on our senior securities and could reduce cash available for distributions on common stock. Increased operating costs, including the financing cost associated with any leverage, may reduce our total return to common stockholders.

The 1940 Act and/or the rating agency guidelines applicable to senior securities impose asset coverage requirements, distribution limitations, voting right requirements (in the case of the senior equity securities) and restrictions on our portfolio composition and our use of certain investment techniques and strategies. The terms of any senior securities or other borrowings may impose additional requirements, restrictions and limitations that are more stringent than those currently required by the 1940 Act, and the guidelines of the rating agencies that rate outstanding senior securities. These requirements may have an adverse effect on us and may affect our ability to pay distributions on common stock and preferred stock. To the extent necessary, we currently intend to redeem any senior securities to maintain the required asset coverage. Doing so may require that we liquidate portfolio securities at a time when it would not otherwise be desirable to do so.
Reverse Repurchase Agreement Risk
As of September 30, 2022, there were no reverse repurchase agreements outstanding in the Fund. The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price and date, thereby establishing an effective interest rate. The Fund’s use of reverse repurchase agreements, in economic essence, constitute a securitized borrowing by the Fund from the security purchaser. The Fund may enter into reverse repurchase agreements for the purpose of creating a leveraged investment exposure and, as such, their usage involves essentially the same risks associated with a leveraging strategy generally since the proceeds from these agreements may be invested in additional securities. Reverse repurchase agreements tend to be short-term in tenor, and there can be no assurances that the purchaser (lender) will commit to extend or “roll” a given agreement upon its agreed-upon repurchase date or an alternative purchaser can be identified on similar terms.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. The Fund may be restricted from taking normal portfolio actions during such time, could be subject to loss to the extent that the proceeds of the agreement are less than the value of securities subject to the agreement and may experience adverse tax consequences.
CMBS Risk
CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by certain property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing
properties is typically dependent upon the successful operation of the related real estate asset rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changes in general or local economic conditions and/or specific industry segments; the solvency of the related tenants; declines in real estate values; declines in rental or occupancy rates; increases in interest rates, real estate tax rates and other operating expenses; changes in governmental rules, regulations and fiscal policies; acts of God; terrorist threats and attacks; and social unrest, civil disturbances, epidemics and other public crises. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related
securities secured by loans on commercial properties than on those secured by loans on residential properties. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one-
to
four-
family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one-
to
four-
family mortgage loans.

The exercise of remedies and successful realization of liquidation proceeds relating to CMBS is also highly dependent on the performance of the servicer or special servicer. In many cases, overall control over the special servicing of related underlying mortgage loans will be held by a “directing certificate holder” or a “controlling class representative,” which is appointed by the holders of the most subordinate class of CMBS in such series. The Fund may not have the right to appoint the directing certificate holder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificate holder, take actions with respect to the specially serviced mortgage loans that could adversely affect the Fund’s interests. There may be a limited number of special servicers available, particularly those that do not have conflicts of interest.
The Adviser will value the Fund’s potential CMBS investments based on loss-adjusted
yields, taking into account estimated future losses on the mortgage loans included in the securitization’s pool of loans, and the estimated impact of these losses on expected future cash flows. The Adviser’s loss estimates may not prove accurate, as actual results may vary from estimates. In the event that the Adviser overestimates the pool level losses relative to the price the Fund pays for a particular CMBS investment, the Fund may experience losses with respect to such investment. Credit markets, including the CMBS market, have periodically experienced decreased liquidity on the primary and secondary markets during periods of market volatility. Such market conditions could re-occur
and would impact the valuations of our investments and impair our ability to sell such investments if we were required to liquidate all or a portion of our CMBS investments quickly. Additionally, certain securities investments, such as horizontal or other risk retention investments in CMBS, may have certain holding period and other restrictions that would limit our ability to sell such investments.
Preferred Securities Risk
Investments in preferred securities involve certain risks. Certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the Fund owns a preferred security that is deferring its distribution, the Fund may be required to include the amount of the deferred distribution in its taxable income for tax purposes although it does not currently receive such amount in cash. In order to receive the special treatment accorded to RICs and their shareholders under the Code, and to avoid U.S. federal income and/or excise taxes at the Fund level, the Fund may be required to distribute this income to shareholders in the tax year in which the income is recognized (without a corresponding receipt of cash). Therefore, the Fund may be required to pay out as an income distribution in any such tax year an amount greater than the total amount of cash income the Fund actually received, and to sell portfolio securities, including at potentially disadvantageous times or prices, to obtain cash needed for these income distributions. Preferred securities often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities and U.S. government securities.
Derivatives Risk
Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate, or index. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain derivative instruments can lose more than the principal amount invested. Derivatives may involve significant risks. Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Segregation and Coverage Risk
Certain portfolio management techniques, such as, among other things, entering into swap agreements, using reverse repurchase agreements, futures contracts or other derivative transactions, may be considered senior securities under the 1940 Act unless steps are taken to segregate the Fund’s assets or otherwise cover its obligations. To avoid having these instruments considered senior securities under currently applicable guidance, in some cases the Fund segregates liquid assets with a value equal (on a daily mark-to-market
basis) to its obligations under these types of transactions, enters into offsetting transactions or otherwise covers such transactions. In cases where the Fund does not cover such transactions, such instruments may be considered senior securities and the Fund’s use of such transactions will be required to comply with the restrictions on senior securities under the 1940 Act. The Fund may be unable to use segregated assets for certain other purposes, which could result in the Fund earning a lower return on its portfolio than it might otherwise earn if it did not have to segregate those assets in respect of or otherwise cover such portfolio positions. To the extent the Fund’s assets are segregated or committed as cover, it could limit the Fund’s investment flexibility. Segregating assets and covering positions will not limit or offset losses on related positions.
Limitations on Transactions with Affiliates Risk
The 1940 Act limits our ability to enter into certain transactions with certain of our affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security directly from or to any portfolio company of or private equity fund managed by the Adviser or any of its respective affiliates. However, the Fund may under certain circumstances purchase any such portfolio company’s securities in the secondary market, which could create a conflict for the Adviser between the interests of the Fund and the portfolio company, in that the ability of the Adviser to recommend actions in the best interest of the Fund might be impaired.
The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, including Other TortoiseEcofin Accounts, which could include investments in the same issuer (whether at the same or different times). To the extent there is a joint transaction among the Fund and Other TortoiseEcofin Accounts requiring exemptive relief, the Fund has received an exemptive order from the SEC that permits it, among other things, to co-invest
with certain other persons, including certain Other TortoiseEcofin Accounts, subject to certain terms and conditions.
Cyber Security Breaches and Identity Theft Risks
The Adviser’s, the
Sub-Adviser’s,
the Fund’s and its issuers’ and service providers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, network failures,

computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the
Sub-Adviser
have implemented, and issuers and service providers may implement, various measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, the Adviser, the
Sub-Adviser,
the Fund, an issuer and/or a service provider may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the
Sub-Adviser’s,
the Fund’s, an issuer’s and/or a service provider’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could harm the Adviser’s, the
Sub-Adviser’s,
the Fund’s, an issuer’s and/or a service provider’s reputation, subject any such entity and their respective affiliates to legal claims and otherwise affect their business and financial performance.
Extension Risk
Extension risk is the risk of loss on securities due to a security’s expected redemption and duration lengthening, thereby causing the interest rate risk it presents to increase, if and when market interest rates rise. Extension risk is caused by the fact that securities are typically callable by the issuer, and callable fixed rate securities are more likely to be called in a lower market interest rate environment (because the issuer can refinance those securities at low current market rates); conversely, callable fixed rate securities become less likely to be called if market interest rates rise. Because rising market interest rates reduce the likelihood that an issuer will exercise its right to call a security, such an interest rate rise causes the duration of that security, and therefore its interest rate risk going forward, to increase, thus increasing, in an accelerating manner, the degree to which any further interest rate rise will cause the security to lose value.
Portfolio Turnover Risk
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 50% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-
term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See “Investment Objective and Principal Investment Strategies—Portfolio Turnover” and “Tax Considerations.”
Non-Diversification
Risk
The Fund is classified as
“non-diversified”
under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund intends to qualify for the special tax treatment available to RICs under Subchapter M of the Code, and thus intends to satisfy the diversification requirements of Subchapter M, including its less stringent diversification requirements that apply to the percentage of the Fund’s total assets that are represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and certain other securities. See “Investment Objective and Principal Investment Strategies” and “Tax Considerations.”
Anti-Takeover
Provisions
The Fund’s Charter and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end
status. See “Certain Provisions in Our Charter and Bylaws.”

Effects of Leverage [Text Block]
Effects of Leverage
The Fund does not currently have a class of senior securities outstanding and is not offering any class of senior securities. As of September 30, 2022, the Fund did not utilize any leverage.

Effects of Leverage, Purpose [Text Block]	The Fund does not currently have a class of senior securities outstanding and is not offering any class of senior securities. As of September 30, 2022, the Fund did not utilize any leverage.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
Debt Securities
Debt securities represent an interest in a borrower’s indebtedness. Different types of debt securities provide different terms for the payment of principal and interest and priority in the event of an issuer’s default or bankruptcy. Prices of debt securities fluctuate for several reasons, including in response to changes in market interest rates and changes, or perceived changes, in the creditworthiness of the borrower.
Corporate Bonds and Notes
. Our investments in corporate debt securities will include corporate bonds and notes. Corporate bonds and notes are debt securities issued by U.S. and
non-U.S.
businesses to borrow money from investors for a variety of reasons, including to finance operations, provide working capital, refinance existing debt, engage in acquisitions, pay distributions or finance stock buy-backs
or recapitalize. The issuer of a bond or note pays the investors a fixed, variable or floating rate of interest and normally must repay the amount borrowed on or before a stated maturity date. Certain bonds and notes in which we may invest may be convertible into equity securities of the issuer or its affiliates. We may invest in corporate bonds and notes of any credit quality. The corporate bonds and notes in which we invest will typically be unsecured but may be secured by a lien on specified assets of the issuer and/or its affiliates. Any such lien may be subordinated to liens securing the issuer’s senior debt. The corporate bonds or notes in which we invest may pay interest in cash or in kind. With respect to payment-in-kind
securities, the issuer pays interest in the form of additional securities rather than cash.
The investment return of a corporate bond or note reflects the interest payments received and changes in the market price of the bond or note during the holding period. The market price of a corporate bond or note may be expected to rise and fall inversely with market interest rates generally and in response to actual or perceived changes in the creditworthiness of the issuer. Because of the wide range of types and maturities of corporate bonds and notes, as well as the range of creditworthiness of their issuers, the risk-return
profiles of corporate bonds and notes vary widely. For example, notes issued by a large established corporation that is rated investment grade may offer a modest return but carry relatively limited risk. On the other hand, a long-term
bond issued by a smaller, less established corporation that is rated below investment grade may have the potential for relatively large returns but carries a relatively high degree of risk.
High Yield and Unrated Securities
. The corporate debt securities in which we invest generally will be high yield or unrated equivalent debt securities, which are commonly referred to as “junk” bonds and are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. These securities will be rated below investment grade at the time of investment by at least one NRSRO or deemed to be of comparable quality by our Adviser. The directly originated municipal securities in which we invest generally will be unrated debt securities. In addition, certain of the corporate debt securities in which we invest may be unrated. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their debt securities. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed by our Adviser to determine whether to purchase, hold or sell unrated debt securities.
Variable
-
and Floating
-Rate
Securities
.
Variable-
and
floating-rate
securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be event based, such as based on a change in the prime rate. We may invest in floating-rate
debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market
index or Treasury bill rate. The interest rate on a floater resets periodically, typically every three to six months. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the market value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. We also may invest in inverse floating-rate
debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed.
When
-Issued
and Delayed
-Delivery
Securities
. We may purchase securities on a
when-issued
or
delayed-delivery
basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The prices of these securities are subject to market fluctuations. For debt securities, no interest accrues to us until a settlement takes place. At the time we make a commitment to purchase securities on a when-issued
or
delayed-delivery
basis, we will record the transaction and reflect the market prices of the securities when determining our net asset value. At the time of settlement, a when-issued
or
delayed-delivery
security may be valued below the amount of its purchase price.
In connection with these transactions, we will earmark or maintain a segregated account with our custodian containing liquid assets in an amount which is at least equal to the commitments. On the delivery dates of the transactions, we will meet our obligations from maturities or sales of the securities held in the segregated account and/or from cash flow.
When-issued
and
delayed-delivery
transactions may allow us to hedge against changes in interest rates.
Zero
-Coupon
Securities
.
Zero-coupon
securities make no periodic interest payments but are sold at a discount from their face value. The purchaser recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as on market interest rates, the liquidity of the security and the issuer’s actual or perceived creditworthiness. Because zero-coupon
securities bear no interest, their prices typically fluctuate more than the prices of other types of debt securities.
U.S. Government Obligations
. We may invest in U.S. government obligations. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored
enterprises.
Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.
Agency Obligations
. We may invest in agency obligations, such as obligations of the
Export-Import
Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Government National Mortgage Association, commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as “Fannie Mae,” Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie Mac,” and the Student Loan Marketing Association (“SLMA”), commonly known as “Sallie Mae.” Some of these obligations, such as those of the
Export-Import
Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA and FHLMC, are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality.

Outstanding Securities [Table Text Block]
As of December 31, 2022, the following shares of the Fund were authorized for registration and outstanding.

	(1) Amount Authorized	(2) Amount Held by the Fund for its Account	(3) Amount Outstanding Exclusive of Amount Shown under (2)
Common Shares	1,000,000,000	0	17,280,192
Preferred Stock	1,000,000,000	0	0

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	6363 College Boulevard
Entity Address, Address Line Two	Suite 100A
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
Contact Personnel Name	P. Bradley Adams
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	Percentage of Net Assets Attributable to Common Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]
Common Stock
General
. Our Charter authorizes us to issue up to 1,000,000,000 shares of common stock, $0.001 par value per share, all of which is currently classified as Institutional Class I Common Shares. The Board of Directors may, without any action by the stockholders, amend our Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue under our Charter and the 1940 Act. In addition, our Charter authorizes our Board of Directors, without any action by our stockholders, to classify and reclassify any unissued common stock and preferred stock into other classes or series of stock from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series. Although we have no present intention of doing so, we could issue a class or series of stock that could delay, defer or prevent a transaction or a change in control of us that might otherwise be in the stockholders’ best interests. Under Maryland law, stockholders generally are not liable for our debts or obligations.

All common stock offered pursuant to this prospectus will be, upon issuance, duly authorized, fully paid and nonassessable. All outstanding common stock offered pursuant to this prospectus will be of the same class and will have identical rights, as described below. Holders of common stock have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of our securities. All shares of common stock have equal distribution, liquidation and other rights. The Fund may offer multiple classes of common stock, which may be subject to differing fees and expenses. Distributions may vary among the classes as a result of the different fee structure of the classes.
As of December 31, 2022, the following shares of the Fund were authorized for registration and outstanding.

	(1) Amount Authorized	(2) Amount Held by the Fund for its Account	(3) Amount Outstanding Exclusive of Amount Shown under (2)
Common Shares	1,000,000,000	0	17,280,192
Preferred Stock	1,000,000,000	0	0
Limitations on Distributions
. Holders of shares of common stock are entitled to receive distributions only when authorized by the Board of Directors and declared by us out of assets legally available for the payment of distributions. Distributions so declared and payable will be paid to the extent permitted under Maryland law. In addition, if any shares of preferred stock are outstanding, holders of shares of common stock will not be entitled to receive any distributions from us unless we have paid all accumulated distributions on preferred stock and unless asset coverage (as defined in the 1940 Act) with respect to preferred stock would be at least 200% after giving effect to such distributions. See “Leverage.”
If any senior securities representing indebtedness are outstanding, holders of shares of common stock will not be entitled to receive any distributions from us unless we have paid all accrued interest on such senior indebtedness and unless asset coverage (as defined in the 1940 Act) with respect to any outstanding senior indebtedness would be at least 300% after giving effect to such distributions.
Liquidation Rights
. Common stockholders are entitled to share ratably in the assets legally available for distribution to stockholders in the event of liquidation, dissolution or winding up, after payment of or adequate provision for all known debts and liabilities, including any outstanding debt securities or other borrowings and any interest accrued thereon. These rights are subject to the preferential rights of any other class or series of our stock, including any preferred stock. The rights of common stockholders upon liquidation, dissolution or winding up would be subordinated to the rights of holders of any preferred stock or senior securities representing indebtedness.
Voting Rights
. Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders, including the election of directors. Our Charter provides that, in the event that the Board of Directors determines that any matter affects only one or more classes of common stock, only the holders of the affected classes will be entitled to vote on the matter. The presence of the holders of shares of stock entitled to cast a majority of the votes entitled to be cast (without regard to class) will constitute a quorum at a meeting of stockholders.
As permitted by Maryland law, our Bylaws provide that we are not required to hold an annual meeting of stockholders in any year in which the election of directors is not required under the 1940 Act and we do not intend to hold regular annual meetings of stockholders. Accordingly, directors will be elected to serve indefinite terms between annual meetings of stockholders. In the event that we are required to hold an annual or special meeting of stockholders for the purpose of electing one or more directors, our Charter provides that, except as otherwise provided in the Bylaws, directors will be elected by the affirmative vote of the holders of a majority of the shares of stock outstanding and entitled to vote thereon
.
The Bylaws provide that directors are elected by a plurality of all the votes cast at a meeting of stockholders duly called and at which a quorum is present. There is no cumulative voting in the election of directors. Consequently, at any annual or special meeting of stockholders, the holders of a majority of the outstanding shares of stock entitled to vote will be able to elect all of the directors who are up for election at the meeting. Pursuant to the 1940 Act, holders of preferred stock will have the right to elect two directors at all times. Pursuant to our Charter and Bylaws, the Board of Directors may amend the Bylaws to alter the vote required to elect directors.
Security Voting Rights [Text Block]
Voting Rights
. Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders, including the election of directors. Our Charter provides that, in the event that the Board of Directors determines that any matter affects only one or more classes of common stock, only the holders of the affected classes will be entitled to vote on the matter. The presence of the holders of shares of stock entitled to cast a majority of the votes entitled to be cast (without regard to class) will constitute a quorum at a meeting of stockholders.
Security Liquidation Rights [Text Block]
Liquidation Rights
. Common stockholders are entitled to share ratably in the assets legally available for distribution to stockholders in the event of liquidation, dissolution or winding up, after payment of or adequate provision for all known debts and liabilities, including any outstanding debt securities or other borrowings and any interest accrued thereon. These rights are subject to the preferential rights of any other class or series of our stock, including any preferred stock. The rights of common stockholders upon liquidation, dissolution or winding up would be subordinated to the rights of holders of any preferred stock or senior securities representing indebtedness.
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Authorized [Shares]	1,000,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	17,280,192
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]
Preferred Stock
General
. Our Charter authorizes the issuance of up to 1,000,000,000 shares of preferred stock, $0.001 par value per share, with preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption as determined by the Board of Directors.
Our Board of Directors may, without any action by our stockholders, amend our Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue under our Charter and under the 1940 Act. In addition, our Charter authorizes the Board of Directors, without any action by the stockholders, to classify and reclassify any unissued preferred stock into other classes or series of stock from time to time by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series.
Distributions
. Holders of any preferred stock will be entitled to receive cash distributions, when, as and if authorized by the Board of Directors and declared by us, out of funds legally available therefor. The prospectus for any preferred stock will describe the distribution payment provisions for those shares. Distributions so declared and payable will be paid to the extent permitted under Maryland law and to the extent available and in preference to and priority over any distribution declared and payable on the common stock.
Limitations on Distributions
. If we have senior securities representing indebtedness outstanding, holders of preferred stock will not be entitled to receive any distributions from us unless asset coverage (as defined in the 1940 Act) with respect to outstanding debt securities and preferred stock would be at least 200% after giving effect to such distributions. See “Leverage.”
Liquidation Rights
. In the event of any voluntary or our involuntary liquidation, dissolution or winding up, the holders of preferred stock would be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per share plus accumulated and unpaid distributions, whether or not declared, before any distribution of assets is made to holders of common stock. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred stock will not be entitled to any further participation in any distribution of our assets. Preferred stock ranks junior to our debt securities upon liquidation, dissolution or winding up.
Voting Rights
. Except as otherwise indicated in our Charter or Bylaws, or as otherwise required by applicable law, holders of any preferred stock will have one vote per share and vote together with holders of common stock as a single class.
The 1940 Act requires that the holders of any preferred stock, voting separately as a single class, have the right to elect at least two directors at all times. The remaining directors will be elected by holders of common stock and preferred stock, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any shares of preferred stock have the right to elect a majority of the directors at any time two years’ accumulated distributions on any preferred stock are unpaid. The 1940 Act also requires that, in addition to any approval by stockholders that might otherwise be required, the approval of the holders of a majority of shares of any outstanding preferred stock, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred stock, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in our subclassification as a
closed-end
investment company or changes in our fundamental investment restrictions. See “Certain Provisions in Our Charter and Bylaws.” As a result of these voting rights, our ability to take any such actions may be impeded to the extent that any shares of our preferred stock are outstanding.
The affirmative vote of the holders of a majority of any outstanding preferred stock, voting as a separate class, generally will be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred stock so as to affect materially and adversely such preferences, rights or powers. The class vote of holders of preferred stock described above will in each case be in addition to any other vote required to authorize the action in question.

Outstanding Security, Title [Text Block]	Preferred Stock
Outstanding Security, Authorized [Shares]	1,000,000,000
Outstanding Security, Held [Shares]	0
Outstanding Security, Not Held [Shares]	0
Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk
The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.
Current market conditions may pose heightened risks with respect to the Fund’s investment in fixed income securities. As discussed more under “Risk Factors—Interest Rate Risk,” we are experiencing a current rising interest rate environment. Any interest rate increases in the future could cause the value of the Fund to decrease. As such, fixed income securities markets may experience heightened levels of interest rate, volatility and liquidity risk.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
Our ability to achieve our investment objective is directly related to our Adviser’s investment strategies for the Fund. The value of your investment in our common stock may vary with the effectiveness of the research and analysis conducted by our Adviser and its ability to identify and take advantage of attractive investment opportunities. If the investment strategies of our Adviser do not produce the expected results, the value of your investment could be diminished or even lost entirely, and we could underperform the market or other funds with similar investment objectives.

Asset Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset Allocation Risk
Our investment performance depends, at least in part, on how the Adviser and
Sub-Adviser
allocate and reallocate our assets among the various asset classes in which we may invest. Such allocation decisions could cause our investments to be allocated to asset classes that perform poorly or underperform other asset classes or available investments.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Offers Risk
The Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund, subject to applicable law and Board approval, will conduct repurchase offers of the Fund’s outstanding Common Shares at NAV. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash, cash from the sale of Common Shares or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to incur leverage or maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by (i) holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments and (ii) holding back (i.e., not investing) cash from the sale of Common Shares. The Fund believes that it can meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to incur leverage or sell investments. If the Fund employs leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.
Illiquidity of Common Shares
There is presently no market for the Fund’s Common Shares, which are highly illiquid and currently can be sold by shareholders only in the quarterly repurchase program of the Fund. Unless and until a secondary market for the Fund’s Common Shares develops, which the Fund has no reason to anticipate at this time, you will not be able to control the timing or the amount of Common Shares which you desire to sell. The Fund’s Common Shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time.
As a
closed-end
“interval fund,” the Fund has adopted a fundamental policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at NAV. Even though the Fund makes quarterly repurchase offers, investors should consider the Fund’s Common Shares to be illiquid. There is no guarantee that you will be able to sell the amount of Common Shares that you wish to tender in connection with a given repurchase offer and in the past, investors have been unable to sell all their shares in our repurchase offers.
In the recent past, shareholders have tendered more Common Shares than the Fund has offered to repurchase. Shareholders may tender more Common Shares than the Fund offers to repurchase in the future. If such a case, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, it is possible that not all Common Shares that are tendered in a repurchase offer will be repurchased. There is also a risk that some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a given quarter, thereby increasing the likelihood that a proration will occur. Finally, the Board may suspend quarterly repurchases in accordance with Rule
23c-3
under the 1940 Act. Each of these factors may further limit the liquidity of the Fund’s Common Shares.

MunicipalRelated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal-Related
Securities Risk
The Fund expects that most of its investments in the private sustainable infrastructure sector will be comprised of municipal-related
securities. These securities will include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public infrastructure and facilities (including housing), essential social, health and/or public service sector programs and initiatives, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of securities are issued by or on behalf of public authorities, for example, to finance privately owned or operated facilities, including in respect of electric energy or gas, sewage, solid waste disposal and other specialized facilities. In addition, other private activity securities, the proceeds of which are used, for example, for the construction, equipment or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, but current federal tax laws place substantial limitations on the size of such issues. The interest on the Fund’s investments may bear a fixed rate or be payable at a variable or floating rate. The two principal classifications of municipal securities are “general obligation” and “revenue” or “special obligation” securities (including PASs).
Municipal-related
securities may also include securities not issued by or on behalf of a state or territory (or by an agency or instrumentality thereof) if the Adviser determines such securities will pay interest excludable from gross income for purposes of federal income tax and state and local income taxes of the applicable state and/or state and local personal property taxes of the applicable state. These securities include, for example only, trust certificates or other instruments evidencing interest in one or more long term municipal securities and may also include securities issued by other investment companies that invest in municipal securities, to the extent such investments are permitted by applicable law.
In addition, the Fund may invest in securities that are unsecured. While such unsecured investments may benefit from the same or similar financial and other covenants available to indebtedness ranking ahead of the investments and may benefit from cross-default
provisions and security over an issuer’s assets, some or all of such terms may not be part of particular investments. Moreover, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency, is likely to be substantially less than that of senior creditors. For example, under typical subordination terms, senior creditors are able to block the acceleration of the debt or the exercise by debt holders of other rights they may have as creditors. Accordingly, the Fund may not be able to take steps to protect its investments in a timely manner or at all and there can be no assurance that the rate of return objectives of the Fund or any particular investment will be achieved.
Actual or potential changes in marginal income tax rates or the elimination of the tax preference for tax-exempt
municipal interest income versus currently taxable interest income would have an adverse effect on the Fund’s issuers and the Fund’s performance. In addition, a failure or potential failure of such debt issuances to qualify for tax-exempt
treatment may cause the prices of such municipal securities to decline, potentially adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or its shareholders. In addition, the municipal market is a highly fragmented market that is very technically driven and it is expected that there will be regional variations in economic conditions or supply-demand
fundamentals. Further, investment interest and other expenses incurred in respect of the purchase of tax-exempt
municipal securities cannot be deducted for federal income tax purposes.
Further, the availability of information in the municipal market is less than in other markets, increasing the difficulty of evaluating and valuing securities. As a result, the investment performance of the Fund may be more dependent on the analytical abilities of the Adviser than if the Fund were a stock fund or a taxable bond fund. As opposed to the majority of municipal securities outstanding, a portion of the municipal securities held by the Fund may be secured by payments to be made by private entities and changes in market conditions affecting such securities, including the downgrade of a private entity obligated to make such payments, which could have a negative impact on the value of the Fund’s investments, the municipal market generally, or the Fund’s performance.
In addition, the Fund’s investments may be more sensitive to adverse economic, business and/or political developments if the Fund’s portfolio includes a substantial portion of its assets in the securities of similar or related projects and/or types municipal securities (for example only, revenue bonds, general obligation bonds or private activity bonds) as such events may adversely affect a specific industry or local political and economic conditions, leading to declines in the creditworthiness and value of the Fund’s investments. As noted elsewhere herein, the secondary market for certain municipal securities, particularly below investment grade municipal securities, tends to be less well-developed
or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its investments at attractive prices.

The yields on and market prices of municipal securities are dependent on a variety of other factors, including general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the particular issue. The ability of issuers of municipal securities to make timely payments of interest and repayments of principal may be diminished during general economic downturns including in respect of potential reallocations of cost burdens among federal, state and local governments or among parties involved with operating and managing the Fund’s issuers. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not be able to collect all principal and interest to which it is entitled.
The
municipal-related
securities in which the Fund invests generally include directly originated municipal-related
securities. Directly originated securities represent obligations structured directly by a single purchaser, or a limited number of institutional purchasers, and the issuer, and are typically not rated by credit rating agencies. The directly originated municipal securities in which the Fund invests generally are deemed by the Adviser to be of comparable quality to securities rated below investment grade and that such securities will belong to relatively small issues. The directly originated municipal securities in which the Fund invests will have limited trading markets and therefore will tend to be less liquid than municipal securities rated investment grade or issued by traditional municipal issuers. This may make it difficult for the Fund to value the municipal securities in which it invests. In addition, the Fund will likely be able to sell such municipal securities only in private transactions with another investor or group of investors, and there can be no assurance that the Fund will be able to successfully arrange such transactions if and when the Fund desires to sell any of its municipal securities or, if successfully arranged, that the Fund will be able to obtain favorable values upon the sale of its municipal securities in such transactions.
In addition, the Fund’s investments may include municipal leases and certificates of participation in such leases. Municipal leases and certificates of participation involve special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which typically provide for title to the leased asset to pass eventually to the governmental issuer) are typically utilized as a means for governmental issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of
“non-appropriation”
clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation
or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Fund’s original investment. In the event of non-appropriation,
an issuer would be in default, and taking ownership of the assets may be a remedy available to the Fund, although the Fund does not anticipate that such a remedy would normally be pursued. Certificates of participation, which represent interests in unmanaged pools of municipal leases or installment contracts, involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.
Additional risks for investing in municipal securities depending on the types of each securities include:

•
Municipal Note Risks
– Municipal notes are shorter term municipal debt obligations that typically provide interim financing in anticipation of tax collection, bond sales or revenue receipts. To the extent there is a shortfall in the anticipated proceeds, the notes may not be fully repaid by an issuer and the Fund’s returns would be adversely affected.

•
PAS Risks
– PASs are, in most cases,
tax-exempt
securities issued by states, municipalities or public authorities to provide funds, typically through a loan or lease arrangement, to a private entity for the purpose of financing construction or improvement of a facility to be used by the entity. Such bonds are secured typically by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent entity or otherwise secured. PASs generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, prospective investors should note that repayment of such securities generally depends on the revenues of a private entity and may be subject to additional risk of non-payment.

•
General Obl
ig
ation Bond Risks
– General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Timely payments by the issuer and the repayment of principal when due depend on its credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. The taxing power of any governmental entity may be limited, however, by provisions of its state constitution or laws, and an entity’s creditworthiness will depend on many factors, including, for example only, potential erosion of its tax base due to population declines, natural disasters, declines in the state’s industrial base or inability to attract new industries, economic limits on the ability to tax without eroding the tax base, state legislative proposals or voter initiatives to limit ad valorem real property taxes and the extent to which the entity relies on federal or state aid, access to capital markets or other factors beyond the state’s or entity’s control.

•
Moral Obl
ig
ation Bond Risks
– Moral obligation bonds are typically issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such bonds becomes a moral commitment but not a legal obligation of the state or municipality that created the special purpose public authority that issued the bonds.

•
Municipal Commercial Paper Risks
– Municipal commercial paper is typically unsecured and issued to meet short-term
financing needs. The lack of security presents some risk of loss to the Fund since, in the event of an issuer’s bankruptcy, unsecured creditors are repaid only after the secured creditors out of the assets, if any, that remain.

•
Municipal Lease Obligation Risks
– Certificates of participation issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities represent participations in a lease, an installment purchase contract or a conditional sales contract relating to such equipment, land or facilities and as with debt obligations, are subject to the risk of non-payment.

•
Zero Coupon Securities Risks
– Interest on zero coupon bonds is not paid on a current basis and accordingly, the values of such securities are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such bonds. Further, the values of zero coupon bonds may be highly volatile during periods when interest rates rise or fall.

•
Tender Option Bond Risks
– The Fund may enter into tender option bond transactions, whereby, the Fund will transfer municipal debt securities or other municipal securities into a special purpose entity and in return receive from such entity, residual interests. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk, as well as the risk of loss of principal.

•
Variable Rate Demand Obligation (“VRDO”) Risks
– VRDOs are floating rate securities that combine an interest in a long-term
municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

•
Financial Future Risks
– The Fund’s investments may include financial futures contracts based on a long-term
municipal bond index developed by the Chicago Board of Trade and The Bond Buyer (the “Municipal Bond Index”). The Municipal Bond Index is comprised of 40 tax-exempt
municipal revenue and general obligation bonds. Each bond included in the Municipal Bond Index must be rated

A or higher by Moody’s or S&P and must have a remaining maturity of 19 years or more. The particular municipal bonds comprising the index underlying the Municipal Bond Index financial futures contract may vary from the bonds held by the Fund. Trading in such futures contracts may tend to be less liquid than trading in other futures contracts. The trading of futures contracts also is subject to certain market risks, such as inadequate trading activity, which could at times make it difficult or impossible to liquidate existing positions.

•
Municipal Interest Rate Swap Transaction Risks
– In order to hedge the value of the Fund’s investments against interest rate fluctuations or to enhance the Fund’s returns, the Fund may enter into interest rate swap transactions such as Municipal Market Data AAA Cash Curve swaps or Securities Industry and Financial Markets Association Municipal Swap Index swaps.

•
Insured Municipal Bond Risks
– The Fund’s investments may be covered by insurance that guarantees that interest payments on the bond will be made on time and the principal will be repaid when the bond matures. Either the issuer of the bond or the Fund purchases the insurance. Although such insurance is expected to protect the Fund against losses caused by a bond issuer’s failure to make interest or principal payments, such insurance does not protect the Fund or its investors against losses caused by declines in a bond’s market value. Further, the Fund cannot be certain that any insurance company does not make these payments. In addition, if the Fund purchases the insurance, it will bear any related premiums and other related costs, which will reduce the Fund’s returns.

•
Participation Note Risks
– The Fund may buy participation notes from a bank or
broker-dealer
that entitle the Fund to a return measured by the change in value of an identified underlying security or basket of securities. Investment in a participation note is not the same as investment in the constituent shares of an entity since a participation note represents only an obligation of the issuer to provide the Fund the economic performance equivalent to holding shares of an underlying security (i.e., shares of the underlying security are not in any way owned by the Fund). However each participation note is intended to synthetically replicate the economic benefit of holding shares in the underlying security or basket of securities. Because a participation note is an obligation of the issuer, rather than a direct investment in shares of the underlying security or basket of securities, the Fund may suffer losses potentially equal to the full value of the participation note if the issuer fails to perform its obligations.

•
Payment
-in
-Kind
Note Risks
– The Fund’s investments may include notes that provide for
payments-in-kind,
which have an effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term
success of such issuer, the occurrence of which is uncertain.

•
Revenue Bond Risks
– Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in certain cases, from the proceeds of a special excise tax or other specific revenue source (for example, payments from the user of the facility being financed) and accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue or special obligation bond depends on the economic viability of such facility or such revenue source.

•
Pre
-Refunded
Municipal Securities Risks
– The principal of, and interest on,
pre-refunded
municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded
municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. Except for a change in the revenue source from which principal and interest payments are made, the pre-refunded
municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.

•
Special Taxing Districts Risks
– The bond financing methods such as tax increment finance, tax assessment, special services district and
Mello-Roos
bonds, are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities. They often are exposed to real estate development-related
risks and can have more taxpayer concentration risk than general tax-supported
bonds, such as general obligation bonds. Further, the fees, special taxes, or tax allocations and other revenues that are established to secure such financings are generally limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if larger taxpayers failed to pay the assessments, fees and taxes as provided in the financing plans of the districts.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk
The Fund expects that a majority of its income will consist of tax-exempt
interest for U.S. federal income tax purposes. Although the interest received from municipal securities generally is exempt from federal income tax, the Fund may invest all or a portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Fund could cause shareholders to be subject to, or result in an increased liability under, the federal alternative minimum tax.
Because interest income from municipal securities is normally not subject to regular U.S. federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in U.S. federal income tax rates or changes in the tax-exempt
status of interest income from municipal securities. Any proposed or actual changes in income tax rates or the tax-exempt
status of interest income from municipal securities could significantly affect the demand for and supply, liquidity and marketability of municipal securities. Such changes may affect the valuation of the Fund’s investments and ability to acquire and dispose of municipal securities at desirable yield and price levels, and thus may affect the Fund’s NAV.
Investments in taxable municipal securities and Treasury securities, as well as certain derivatives, would cause the Fund to have taxable investment income. In addition, the Fund may recognize taxable ordinary income from market discount. The Fund may also realize gain on the sale, exchange or other disposition of its securities, which gain will be taxable regardless of whether it is derived from the sale, exchange or other disposition of tax-exempt
bonds or taxable securities. Any interest or other expenses incurred for the purchase of tax-exempt
municipal bonds cannot be deducted for U.S. federal income tax purposes.

Direct Origination Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Direct Origination Risk
The results of the Fund’s operations depend on several factors, including the availability of opportunities for the origination or acquisition of target investments, the level and volatility of interest rates, the availability of adequate short and long-term

financing, conditions in the financial markets and economic conditions. Further, the Fund’s inability to raise capital may materially and adversely affect the Fund’s investment originations, business, liquidity, financial condition, results of operations and its ability to make distributions to its shareholders. In addition, competition for originations of and investments in the Fund’s target investments may lead to the price of such assets increasing, which may further limit its ability to generate desired returns. Also, as a result of this competition, desirable investments in the Fund’s target investments may be limited in the future and the Fund may not be able to take advantage of attractive investment opportunities from time to time, as the Fund can provide no assurance that the Adviser or the Sub-Adviser will be able to identify and make investments that are consistent with its investment objective.

Industry Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Industry Concentration Risk
The Fund’s investments in securities in a certain industry may be adversely affected by political, economic and regulatory developments within that sector, including legislation or litigation that changes the taxation of municipal bonds or the rights of municipal bond holders in the event of a bankruptcy.
Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state, or national economy, demographic factors, ecological or environmental concerns, statutory limitations on an issuer’s ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). This risk would be heightened to the extent that the Fund invests a substantial portion of the below investment grade quality portion of its portfolio in the bonds of similar projects (such as those relating to the education, healthcare or housing), in industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds or moral obligation bonds) that are particularly exposed to specific types of adverse economic, business or political events. From time to time the Fund expects to invest a significant portion of the in-vestment
portfolio in issuers within a single industry.
To the extent that the Fund focuses its managed assets in the education sector, for example, the Fund will be subject to risks associated with such sector, including unanticipated revenue de-cline
resulting primarily from a decrease in student enrollment or reductions in state and federal funding, restrictions on students’ ability to pay tuition, and declining general economic conditions or fluctuations in interest rates, which may lead to declining or insufficient revenues. In addition, charter schools and other private educational facilities are subject to various risks, including the reversal of legislation authorizing or funding charter schools, the failure to renew or secure a charter, the failure of a funding entity to appropriate necessary funds and competition from alternatives such as voucher programs.
In addition, the Fund has in the past invested, and may in the future invest, in securities issued by companies in the healthcare sector. The profitability of companies in the healthcare sector may be affected by legislative activities and extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Healthcare companies often must obtain and maintain regulatory approvals to market many of their products, change prices for certain regulated products and consummate some of their acquisitions and divestitures. Delays in obtaining or failing to obtain or maintain these approvals could reduce revenue or increase costs. Policy changes on the local, state and federal level, such as the expansion of the government’s role in the healthcare arena and alternative assessments and tax increases specific to the healthcare industry or healthcare products as part of federal health care reform initiatives, could fundamentally change the dynamics of the healthcare industry.
If the Fund invests a significant portion of its investment portfolio in issuers within the same industry, an adverse economic, business or political development affecting industry would be expected to affect the value of the Fund’s investments more than if its investments were not so concentrated. To the extent that the Fund invests a significant portion of its assets in the securities of issuers operating principally in a given industry, it will be disproportionally affected by political and economic conditions and developments in that industry, as applicable.

Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed Income Securities Risk
The Fund’s investments in fixed income securities will be subject to numerous risks set forth throughout this section including, without limitation, interest rate risk, credit risk, and extension and prepayment risk. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s performance is likely to be affected by interest rates. Some fixed income securities give the issuer the option to call, or redeem, the securities before their maturity dates. During periods of market illiquidity or rising interest rates, prices of callable issues are subject to increased price fluctuation.

Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Income Risk
The Fund’s income could decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds. Also, if the Fund invests in inverse floaters, the Fund’s income may decrease if short-term
interest rates rise.
Current income received through investments in municipal securities are dependent on a variety of factors, including the general condition of the money market and of the municipal securities market, the size of a particular offering, the financial condition of the issuer, the maturity of the obligation and the rating of the issue. The ability of the Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the securities in which the Fund invests to meet their obligations for the payment of interest and principal when due.

Below Investment Grade, or High Yield, Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade, or High Yield, Securities Risk
The Fund invests in debt securities that may be classified as
“higher-yielding”
(and, therefore,
higher-risk)
debt securities. In most cases, such debt will be rated below “investment grade” by rating agencies or will be unrated. The credit rating of a high yield security does not necessarily address its market value risk, and ratings are expected to change, positively or negatively, to reflect developments regarding an issuer’s financial condition. High yield fixed-income
securities (including those referred to as “junk bonds”) are speculative, involve greater risks of default or downgrade and are more volatile and expected to be less liquid than investment-grade
securities. High yield
fixed-income
securities involve a greater risk of price declines than
investment-grade
securities due to actual or perceived changes in an issuer’s creditworthiness. Issuers issuing high yield fixed-income
securities are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than issuers with higher credit ratings. Such factors could affect such issuers’ abilities to make interest and principal payments and could cause such issuers to stop making interest and/or principal payments. In such cases, payments on the securities may never resume, which would result in the securities owned by the Fund becoming worthless. High yield fixed-income
securities may also not be protected by financial covenants or limitations on additional indebtedness. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The market prices of high yield fixed-income
securities (including junk bonds) have historically been less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield fixed-income
securities.
The major risks in high yield
fixed-income
securities investments include the following:

•
High yield
fixed-income
securities may be issued by less creditworthy issuers. These securities are vulnerable to adverse changes in the issuer’s industry and to general economic conditions. Issuers of high yield fixed-income
securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.

•
The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade fixed-
income securities. If an issuer experiences financial stress, it may be unable to meet its debt obligations. The issuer’s ability to pay its debt obligations also may be lessened by specific issuer developments, or the unavailability of additional financing. Issuers of high yield securities are often in the growth stage of their development and/or involved in a reorganization or takeover.

•
High yield
fixed-income
securities are frequently ranked junior to claims by other creditors. If an issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations, which will potentially limit the Fund’s ability to fully recover principal or to receive interest payments when senior securities are in default. Thus, investors in high yield securities have a lower degree of protection with respect to principal and interest payments then do investors in higher rated securities.

•
High yield
fixed-income
securities often have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If an issuer redeems the high yield fixed-income
securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income.

•
Prices of high yield
fixed-income
securities are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of high yield fixed-income
securities than on those of other higher rated
fixed-income
securities.

•
During periods of declining interest rates or for other purposes, issuers may exercise their option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding instruments.

•	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

•
The high yield
fixed-income
securities markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect the Fund’s returns and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain issuers of high yield fixed-income
securities adversely affected the market in the past.

Investment Grade Debt Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Grade Debt Obligations Risk
The Fund has an may continue to invest in “investment grade securities,” which are securities rated in the four highest rating categories of an NRSRO or deemed to be of equivalent quality by the Adviser. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., “Baa” by Moody’s or “BBB” by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. Appendix A to the SAI describes the various ratings assigned to debt obligations by S&P and Moody’s.

Credit Ratings are Not a Guarantee of Quality Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Ratings are Not a Guarantee of Quality Risk
Credit ratings of assets represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of quality. A credit rating is not a recommendation to buy, sell or hold assets and may be subject to revision or withdrawal at any time by the assigning rating agency. In the event that a rating assigned to any debt obligation is lowered for any reason, no party is obligated to provide any additional support or credit enhancement with respect to such debt obligation. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value; therefore, ratings may not fully reflect the true risks of an investment. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates. Consequently, credit ratings of any debt obligation are only a preliminary indicator of investment quality, and not a completely reliable indicator of investment quality. Rating reductions or withdrawals may occur for any number of reasons and may affect numerous assets at a single time or within a short period of time, with material adverse effects upon the debt obligation. It is possible that many credit ratings of assets included in or similar to the debt obligation will be subject to significant or severe adjustments downward.
The rating assigned by a rating agency evaluates the issuing agency’s assessment of the safety of a non-investment
grade security’s principal and interest payments, but does not address market value risk. Because such ratings of the ratings agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, or because such ratings may not be available, the Adviser expects typically to perform its own analysis of the issuers whose non-investment
grade or unrated securities the Fund holds. Because of this, the Fund’s performance may depend more on the Adviser’s own credit analysis than in the case of funds investing in rated, or higher-rated
securities than the Fund’s securities.

Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Call Risk
Some securities give the issuer the option to “call,” or prepay, the securities before their maturity date. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will call their securities. If a call were exercised by the issuer of a security held by the Fund during a period of declining interest rates, the Fund would determine on a case by case basis whether to replace such called security with a lower yielding security. If that were to happen, it could decrease the Fund’s distributions and possibly could affect the Fund’s net asset value. Similar risks exist when the Fund invests the proceeds from matured, traded or prepaid bonds at market interest rates that are below the Fund’s current earnings rate. During periods of market illiquidity or rising interest rates, prices of “callable” issues are subject to increased price fluctuation.

Operating and Financial Risks of Issuers and Impact of Other Issuers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operating and Financial Risks of Issuers and Impact of Other Issuers
One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. Because the Fund may invest its assets in high yield and unrated equivalent securities, the Fund’s credit risks are greater than those of funds that buy only investment grade securities. Investments in inverse floaters will increase the Fund’s credit risk. The Fund’s return would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Issuers in which the Fund invests could deteriorate as a result of, among other factors, adverse developments in their businesses, changes in the competitive environment, or an economic downturn. As a result, issuers which the Fund expected to be stable may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or to maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress. In addition, the Fund and other investment funds sponsored by the Adviser have made (and/or will in the future make) investments in issuers that have operations and assets in many jurisdictions. It is possible that the activities of one issuer may have adverse consequences on one or more other issuers (including the Fund’s issuers), even in cases where the issuers are held by different TortoiseEcofin investment funds and have no other connection to each other.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk
The Fund is exposed to risks associated with changes in interest rates, including the current rising interest rate environment. General interest rate fluctuations may have a substantial negative impact on our investments and our investment returns and, accordingly, may have a material adverse effect on our investment objective and our net investment income.
The securities in which the Fund will invest have valuations which are based on numerous factors, including sector fundamentals and specific issuer characteristics. However, such securities are also susceptible to fluctuations in interest rates and the prices of securities can increase when interest rates fall and decline when interest rates rise. In this period of rising interest rates, our interest income will increase if the majority of our portfolio bears interest at variable rates while our cost of funds will also increase, to a lesser extent, if the majority of our indebtedness bears interest at fixed rates, with the net impact being an increase to our net investment income. Conversely, if interest rates decrease we may earn less interest income from investments and our cost of funds will also decrease, to a lesser extent, resulting in lower net investment income. From time to time, we may also enter into certain hedging transactions to mitigate our exposure to changes in interest rates. However, we cannot assure you that such transactions will be successful in mitigating our exposure to interest rate risk. There can be no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income.
Rising interest rates may also increase the cost of debt for our underlying portfolio companies, which could adversely impact their financial performance and ability to meet ongoing obligations to us. Also, an increase in interest rates available to investors could make an investment in our Common Shares less attractive if we are not able to pay dividends at a level that provides a similar return, which could reduce the value of our Common Shares.

LIBOR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR Risk
The Fund’s investments (including, but not limited to, repurchase agreements, CLOs and mortgage-backed securities), payment obligations and financing terms may rely in some fashion on the LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s FCA, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. On July 27, 2017, the Chief Executive of the FCA announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR due to the absence of an active market for interbank unsecured lending and other reasons. On March 5, 2021, the IBA, the administrator of LIBOR, announced that it will cease publication of many of its LIBOR settings after December 31, 2021, and that it will cease publication of certain commonly used tenors of U.S. dollar LIBOR after June 30, 2023. While the FCA may consult on the issue of requiring the IBA to produce certain LIBOR tenors on a synthetic basis, it has announced that all 35 LIBOR settings will either cease to be provided by any administrator or will no longer be representative as of the dates published by the IBA. The Board of Governors of the Federal Reserve System, Office of the Comptroller of the Currency, and Federal Deposit Insurance Corporation have issued guidance encouraging market participants to adopt alternatives to LIBOR in new contracts as soon as practicable and no later than December 31, 2021.
On March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable fallback provisions. The FRS, in conjunction with the ARRC, a steering committee comprised of large U.S. financial institutions, has begun publishing SOFR, which is their preferred alternative rate for U.S. dollar LIBOR, and which is a new index calculated by short-term repurchase agreements, backed by Treasury securities. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete. Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. In many cases, the nominated replacements, as well as other potential replacements, are not complete or ready to implement and require margin adjustments. There is currently no final consensus as to which benchmark rate(s) (along with any adjustment and/or per-mutation
thereof) will replace all or any LIBOR tenors (i.e., the maturity period) after the discontinuation thereof and there can be no assurance that any such replacement benchmark rate(s) will attain market acceptance.
Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts, or in contracts or other arrangements entered into by the Fund, may need to be renegotiated. The transition may also result in a reduction in the value of certain instruments held by the Fund, a change in the cost of borrowing or the dividend rate for any preferred stock that may be issued by the Fund, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.
Spread Widening Risks; Discounts to Par
The Fund’s investment strategy with respect to certain types of investments may be based, in part, upon the premise that interests in issuers and/or an issuer’s underlying collateral that are otherwise performing may from time to time be available for participation by the Fund at “discounted” rates or at “undervalued” prices. Purchasing debt instruments and/or other interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted
returns to the Fund or will not be subject to further reductions in value. For reasons not necessarily attributable to any of the risks set forth herein (for example, supply/demand imbalances or other market forces), the prices of the debt instruments and other securities in which the Fund invests may decline substantially. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-
maturity securities. Accordingly, purchasing debt instruments or other assets at what may appear to be “undervalued” or “discounted” levels is no guarantee that these assets will not be trading at even lower levels at a time of valuation or at the time of sale. It may not be possible to predict such “spread widening” risk. Additionally, the perceived discount in pricing from previous environments described herein may still not reflect the true value of the collateral assets underlying debt instruments in which the Fund invests.
Investments in Less Established Issuers
Although from time to time the Fund will seek to make investments in respect of established issuers, the Fund has not established any minimum size for the issuers in which it may invest and is expected to make investments in smaller, less established issuers. For example, such issuers may have shorter operating histories on which to judge future performance and, if operating, may have negative cash flow. In the case of start-up
enterprises, such issuers may not have significant or any operating revenues. Less established issuers tend to have lower capitalizations and fewer resources (including cash) and, therefore, often are more vulnerable to funding shortfalls and financial failure. In addition, less mature issuers could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any issuer in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that issuer. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk
The debt securities in which the Fund may invest typically are valued by a pricing service utilizing a range of market-based
inputs and assumptions, including readily available market quotations obtained from broker-dealers
making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s net asset value.

Distressed and Defaulted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed and Defaulted Securities Risk
Investments in the securities of financially distressed issuers involve substantial risks, including the risk of default or may be in default at the time of investment. In addition, these securities may fluctuate more in price, and are typically less liquid. The Fund also will be subject to significant uncertainty as to when, and in what manner, and for what value obligations evidenced by securities of financially distressed issuers will eventually be satisfied.
Defaulted securities are speculative and involve substantial risks in addition to the risks of investing in high yield or unrated equivalent securities that have not defaulted. The Fund generally will not receive interest payments on the defaulted securities and there is a substantial risk that principal will not be repaid. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a defaulted security, the Fund may lose the value of its entire Investment or may be required to accept cash or securities with a value less than its original Investment. Defaulted securities and any securities received in exchange for defaulted securities may be subject to restrictions on resale.
The Fund currently holds, and may continue to hold or acquire, investments of issuers that are in default or at risk of default. A loss contingency is recorded if the contingency is considered probable and reasonably estimable as of the date of the financial statements. In the opinion of management, the ultimate outcome of this matter is uncertain. Given the preliminary nature of the workout of these investments, the Fund is unable to estimate a range of reasonably possible loss, if any. While the ultimate resolution is uncertain, to the extent that the Fund is unable to collect outstanding interest, it will have an adverse impact to its financial condition and results of operations.
Also among the risks inherent in investments in a troubled issuer is that it frequently may be difficult to obtain information as to the true financial condition of such issuer. The Adviser or the
Sub-Adviser’s
judgments about the credit quality of a financially distressed issuer and the relative value of its securities may prove to be wrong.
Competitive Market for Investment Opportunities
The activity of identifying, completing and realizing attractive private sustainable infrastructure investments is competitive, and involves a high degree of uncertainty, as with many other markets. The availability of investment opportunities generally will be subject to market conditions. The Fund will be competing for investments with many other debt investors, including, without limitation, other investment partnerships and corporations, the public debt and equity markets, individuals, financial institutions and other financial investors investing directly or through affiliates. Furthermore, over the past several years, an ever-increasing
number of debt funds have been formed and many such existing funds have grown substantially in size, resulting in an unprecedented amount of capital available for debt investment. Consequently, it is possible that competition for appropriate investment opportunities may increase, thus reducing the number of investment opportunities available to the Fund and adversely affecting the terms upon which investments can be made. There can be no assurance that the Fund will be able to locate, consummate and exit investments that satisfy the rate of return objectives or realize upon their values.

Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Large Shareholder Risk
To the extent a large proportion of Common Shares are held by a small number of common shareholders (or a single common shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Common Shares tendered by a small number of common shareholders (or a single common shareholder) may exceed the number of Common Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by common shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each common shareholder.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Force Majeure Risk
The Fund may be affected by force majeure events (
e.g.
, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism, nationalization of industry and labor strikes). Force majeure events could adversely affect the ability of the Fund or a counterparty to perform its obligations. The liability and cost arising out of a failure to perform obligations as a result of a force majeure event could be considerable and could be borne by the Fund. Certain force majeure events, such as war or an outbreak of an infectious disease, could have a broader negative impact on the global or local economy, thereby affecting the Fund. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control, could result in a loss to the Fund if an investment is affected, and any compensation provided by the relevant government may not be adequate.

Epidemic and Pandemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Epidemic and Pandemic Risk
The world has been susceptible to epidemics/pandemics, most recently
COVID-19,
which has been designated as a pandemic by the World Health Organization. Any outbreak of
COVID-19,
SARS, H1N1/09 flu, avian flu, other coronavirus, Ebola or other existing or new epidemics/pandemics, or the threat thereof, together with any resulting restrictions on travel or quarantines imposed, has had, and will continue to have, an adverse impact on the economy and business activity globally (including in the countries in which the Fund invests), and thereby is expected to adversely affect the performance of the Fund’s investments and the Fund’s ability to fulfill its investment objectives. Furthermore, the rapid development of epidemics/pandemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, presents material uncertainty and risk with respect to the Fund and the performance of its investments.

COVID19 Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
COVID-19
Risk
The U.S. capital markets have experienced extreme volatility and disruption following the global outbreak of
COVID-19
that began in December 2019. The global impact of the
COVID-19
outbreak is still evolving, with new variants of
COVID-19
continuing to be identified in around the world, causing many countries to institute quarantines, restrictions on travel, closing financial markets and/or restricting trading, and limiting hours of operations of non-essential
businesses. Such actions are creating disruption in global supply chains, and adversely impacting a number of industries, including industries in which the Fund’s obligors operate. The outbreak of
COVID-19
could have a continued adverse impact on economic and market conditions and, at times, has triggered a period of global economic slowdown.
The outbreak of
COVID-19
and related effects, which continue to be unpredictable, could have a material adverse impact on the Fund’s NAV, financial condition, liquidity, results of operations, and the businesses of the Fund’s obligors, among other factors. Negative impacts to the Fund’s business as a result of the pandemic could exacerbate other risks described herein, including:

•
weakening financial conditions of or the bankruptcy or insolvency of obligors, which may result in the inability of such obligors to meet debt obligations, delays in collecting accounts receivable, defaults, or forgiveness or deferral of interest payments from such obligors;

•
significant volatility in the markets for syndicated loans, which could cause rapid and large fluctuations in the values of such investments and adverse effects on the liquidity of any such investments;

•	deterioration in credit and financing market conditions, which may adversely impact the Fund’s ability to access financing for its investments on favorable terms or at all;

•
operational impacts on the Fund’s Adviser,
Sub-Adviser,
Administrator and its other third-party advisors, service providers, vendors and counterparties, including independent valuation firms, the Fund’s lenders and other providers of financing, brokers and other counterparties that the Fund purchases and sells assets to and from, derivative counterparties, and legal and diligence professionals that the Fund relies on for acquiring the Fund’s investments;

•
limitations on the Fund’s ability to ensure business continuity in the event the Adviser, or the Fund’s third-party advisors’ and service providers’ continuity of operations plan is not effective or improperly implemented or deployed during a disruption;

•	the availability of key personnel of the Adviser, Sub-Adviser, Administrator and the Fund’s other service providers as they face changed circumstances and potential illness during the pandemic;

•
difficulty in valuing the Fund’s assets in light of significant changes in the financial markets, including difficulty in forecasting discount rates and making market comparisons, and circumstances affecting the Adviser’s,
Sub-Adviser’s,
Administrator’s and the Fund’s service providers’ personnel during the pandemic;

•	limitations on the Fund’s ability to raise new capital;

•	significant changes to the valuations of pending investments; and

•	limitations on the Fund’s ability to make distributions to the Fund’s shareholders due to material adverse impacts on the Fund’s cash flows from operations or liquidity.
The rapid development and fluidity of this situation precludes any prediction as to the ultimate adverse impact of
COVID-19
on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of the Fund’s investments. The full extent of the impact and effects of
COVID-19
will depend on future developments, including, among other factors, the duration and spread of the outbreak, along with related travel advisories, quarantines and restrictions, the recovery time of the disrupted supply chains and industries, the impact of labor market interruptions, the impact of government interventions, the availability and use of effective vaccines, mutations and variants of
COVID-19
and uncertainty with respect to the duration of the global economic slowdown.
COVID-19
and the current financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s performance, financial condition, results of operations and ability to pay distributions. See “—Repurchase Offers Risk” and “—Epidemic and Pandemic Risk” above.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical Risk
The Fund may be adversely affected by uncertainties such as terrorism, international political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested. Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets. See “—Epidemic and Pandemic Risk” and
“—COVID-19
Risk” above. Uncertainties and events around the world may (i) result in market volatility, (ii) have long-term
effects on the U.S. and worldwide financial markets and (iii) cause further economic uncertainties in the U.S. and worldwide. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy and securities markets.
Additionally, certain of our investments may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, on February 24, 2022, Russian troops began a full-scale invasion of Ukraine and, as of the date hereof, the countries remain in active armed conflict. Around the same time, the U.S., the United Kingdom, the E.U., and several other nations announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, Russian-backed separatist regions in Ukraine, and certain banks, companies, government officials, and other individuals in Russia and Belarus, as well as a number of Russian Oligarchs. The U.S. or other countries could also institute broader sanctions on Russia and others supporting Russia’s economy or military efforts. The ongoing conflict and the rapidly evolving measures in response could be expected to have a negative impact on the economy and business activity globally (including in the countries in which the Fund invests), and therefore are expected to result in adverse consequences to the Russian economy and could have a material adverse effect on our obligors and our business, financial condition, cash flows and results of operations. The severity and duration of the conflict and its impact on global economic and market conditions are impossible to predict, and as a result, present material uncertainty and risk with respect to the Fund and its portfolio companies and operations, and the ability of the Fund to achieve its investment objectives. Similar risks will exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in Russia, Ukraine, Belarus, or the immediate surrounding areas. Sanctions could also result in Russia taking counter measures or retaliatory actions which could adversely impact our business or the business of our investments, including, but not limited to, cyberattacks targeting private companies, individuals or other infrastructure upon which our business and the business of our obligors rely.

InflationDeflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk
Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of the Fund’s portfolio could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio and Common Shares.
Economic activity has continued to accelerate across sectors and regions. Nevertheless, due to global supply chain issues, a rise in energy prices and strong consumer demand as economies continue to reopen, inflation has increased in the U.S. and globally. Inflation is likely to continue in the near to medium-term,
particularly in the U.S., with the possibility that monetary policy may tighten in response. There can be no assurance that inflation will not become a serious problem in the future and have an adverse impact on the Fund’s returns.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
The Fund has utilized leverage in the past and may do so in the future, which will magnify the potential for loss on amounts invested in the Fund. To the extent the Fund utilizes leverage, our use of leverage through the issuance of preferred stock or debt securities, and any borrowings or other transactions involving indebtedness (other than for temporary or emergency purposes), would be considered “senior securities” for purposes of the 1940 Act and create risks. Leverage is a speculative technique that may adversely affect common stockholders. If the return on investments acquired with borrowed funds or other leverage proceeds does not exceed the cost of the leverage, the use of leverage could cause us to lose money. Successful use of leverage depends on our Adviser’s ability to predict or hedge correctly interest rates and market movements, and there is no assurance that the use of a leveraging strategy will be successful during any period in which it is used. Because the fee paid to our Adviser will be calculated on the basis of total assets, the fees will increase when leverage is utilized, giving our Adviser an incentive to utilize leverage.
Our issuance of senior securities involves offering expenses and other costs, including interest payments, that are borne indirectly by our common stockholders. Fluctuations in interest rates could increase interest or distribution payments on our senior securities and could reduce cash available for distributions on common stock. Increased operating costs, including the financing cost associated with any leverage, may reduce our total return to common stockholders.

The 1940 Act and/or the rating agency guidelines applicable to senior securities impose asset coverage requirements, distribution limitations, voting right requirements (in the case of the senior equity securities) and restrictions on our portfolio composition and our use of certain investment techniques and strategies. The terms of any senior securities or other borrowings may impose additional requirements, restrictions and limitations that are more stringent than those currently required by the 1940 Act, and the guidelines of the rating agencies that rate outstanding senior securities. These requirements may have an adverse effect on us and may affect our ability to pay distributions on common stock and preferred stock. To the extent necessary, we currently intend to redeem any senior securities to maintain the required asset coverage. Doing so may require that we liquidate portfolio securities at a time when it would not otherwise be desirable to do so.

Reverse Repurchase Agreement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreement Risk
As of September 30, 2022, there were no reverse repurchase agreements outstanding in the Fund. The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price and date, thereby establishing an effective interest rate. The Fund’s use of reverse repurchase agreements, in economic essence, constitute a securitized borrowing by the Fund from the security purchaser. The Fund may enter into reverse repurchase agreements for the purpose of creating a leveraged investment exposure and, as such, their usage involves essentially the same risks associated with a leveraging strategy generally since the proceeds from these agreements may be invested in additional securities. Reverse repurchase agreements tend to be short-term in tenor, and there can be no assurances that the purchaser (lender) will commit to extend or “roll” a given agreement upon its agreed-upon repurchase date or an alternative purchaser can be identified on similar terms.
Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. The Fund may be restricted from taking normal portfolio actions during such time, could be subject to loss to the extent that the proceeds of the agreement are less than the value of securities subject to the agreement and may experience adverse tax consequences.

CMBS Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CMBS Risk
CMBS are, generally, securities backed by obligations (including certificates of participation in obligations) that are principally secured by mortgages on real property or interests therein having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS are subject to particular risks, including lack of standardized terms, shorter maturities than residential mortgage loans and payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by certain property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The repayment of loans secured by income-producing
properties is typically dependent upon the successful operation of the related real estate asset rather than upon the liquidation value of the underlying real estate. Furthermore, the net operating income from and value of any commercial property is subject to various risks, including changes in general or local economic conditions and/or specific industry segments; the solvency of the related tenants; declines in real estate values; declines in rental or occupancy rates; increases in interest rates, real estate tax rates and other operating expenses; changes in governmental rules, regulations and fiscal policies; acts of God; terrorist threats and attacks; and social unrest, civil disturbances, epidemics and other public crises. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related
securities secured by loans on commercial properties than on those secured by loans on residential properties. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than one-
to
four-
family residential lending. Commercial lending, for example, typically involves larger loans to single borrowers or groups of related borrowers than residential one-
to
four-
family mortgage loans.

The exercise of remedies and successful realization of liquidation proceeds relating to CMBS is also highly dependent on the performance of the servicer or special servicer. In many cases, overall control over the special servicing of related underlying mortgage loans will be held by a “directing certificate holder” or a “controlling class representative,” which is appointed by the holders of the most subordinate class of CMBS in such series. The Fund may not have the right to appoint the directing certificate holder. In connection with the servicing of the specially serviced mortgage loans, the related special servicer may, at the direction of the directing certificate holder, take actions with respect to the specially serviced mortgage loans that could adversely affect the Fund’s interests. There may be a limited number of special servicers available, particularly those that do not have conflicts of interest.
The Adviser will value the Fund’s potential CMBS investments based on loss-adjusted
yields, taking into account estimated future losses on the mortgage loans included in the securitization’s pool of loans, and the estimated impact of these losses on expected future cash flows. The Adviser’s loss estimates may not prove accurate, as actual results may vary from estimates. In the event that the Adviser overestimates the pool level losses relative to the price the Fund pays for a particular CMBS investment, the Fund may experience losses with respect to such investment. Credit markets, including the CMBS market, have periodically experienced decreased liquidity on the primary and secondary markets during periods of market volatility. Such market conditions could re-occur
and would impact the valuations of our investments and impair our ability to sell such investments if we were required to liquidate all or a portion of our CMBS investments quickly. Additionally, certain securities investments, such as horizontal or other risk retention investments in CMBS, may have certain holding period and other restrictions that would limit our ability to sell such investments.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
Investments in preferred securities involve certain risks. Certain preferred securities contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the Fund owns a preferred security that is deferring its distribution, the Fund may be required to include the amount of the deferred distribution in its taxable income for tax purposes although it does not currently receive such amount in cash. In order to receive the special treatment accorded to RICs and their shareholders under the Code, and to avoid U.S. federal income and/or excise taxes at the Fund level, the Fund may be required to distribute this income to shareholders in the tax year in which the income is recognized (without a corresponding receipt of cash). Therefore, the Fund may be required to pay out as an income distribution in any such tax year an amount greater than the total amount of cash income the Fund actually received, and to sell portfolio securities, including at potentially disadvantageous times or prices, to obtain cash needed for these income distributions. Preferred securities often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities and U.S. government securities.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate, or index. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain derivative instruments can lose more than the principal amount invested. Derivatives may involve significant risks. Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Segregation and Coverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Segregation and Coverage Risk
Certain portfolio management techniques, such as, among other things, entering into swap agreements, using reverse repurchase agreements, futures contracts or other derivative transactions, may be considered senior securities under the 1940 Act unless steps are taken to segregate the Fund’s assets or otherwise cover its obligations. To avoid having these instruments considered senior securities under currently applicable guidance, in some cases the Fund segregates liquid assets with a value equal (on a daily mark-to-market
basis) to its obligations under these types of transactions, enters into offsetting transactions or otherwise covers such transactions. In cases where the Fund does not cover such transactions, such instruments may be considered senior securities and the Fund’s use of such transactions will be required to comply with the restrictions on senior securities under the 1940 Act. The Fund may be unable to use segregated assets for certain other purposes, which could result in the Fund earning a lower return on its portfolio than it might otherwise earn if it did not have to segregate those assets in respect of or otherwise cover such portfolio positions. To the extent the Fund’s assets are segregated or committed as cover, it could limit the Fund’s investment flexibility. Segregating assets and covering positions will not limit or offset losses on related positions.

Limitations on Transactions with Affiliates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limitations on Transactions with Affiliates Risk
The 1940 Act limits our ability to enter into certain transactions with certain of our affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security directly from or to any portfolio company of or private equity fund managed by the Adviser or any of its respective affiliates. However, the Fund may under certain circumstances purchase any such portfolio company’s securities in the secondary market, which could create a conflict for the Adviser between the interests of the Fund and the portfolio company, in that the ability of the Adviser to recommend actions in the best interest of the Fund might be impaired.
The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, including Other TortoiseEcofin Accounts, which could include investments in the same issuer (whether at the same or different times). To the extent there is a joint transaction among the Fund and Other TortoiseEcofin Accounts requiring exemptive relief, the Fund has received an exemptive order from the SEC that permits it, among other things, to co-invest
with certain other persons, including certain Other TortoiseEcofin Accounts, subject to certain terms and conditions.

Cyber Security Breaches and Identity Theft Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Breaches and Identity Theft Risks
The Adviser’s, the
Sub-Adviser’s,
the Fund’s and its issuers’ and service providers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, network failures,

computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the
Sub-Adviser
have implemented, and issuers and service providers may implement, various measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, the Adviser, the
Sub-Adviser,
the Fund, an issuer and/or a service provider may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the
Sub-Adviser’s,
the Fund’s, an issuer’s and/or a service provider’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could harm the Adviser’s, the
Sub-Adviser’s,
the Fund’s, an issuer’s and/or a service provider’s reputation, subject any such entity and their respective affiliates to legal claims and otherwise affect their business and financial performance.

Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Extension Risk
Extension risk is the risk of loss on securities due to a security’s expected redemption and duration lengthening, thereby causing the interest rate risk it presents to increase, if and when market interest rates rise. Extension risk is caused by the fact that securities are typically callable by the issuer, and callable fixed rate securities are more likely to be called in a lower market interest rate environment (because the issuer can refinance those securities at low current market rates); conversely, callable fixed rate securities become less likely to be called if market interest rates rise. Because rising market interest rates reduce the likelihood that an issuer will exercise its right to call a security, such an interest rate rise causes the duration of that security, and therefore its interest rate risk going forward, to increase, thus increasing, in an accelerating manner, the degree to which any further interest rate rise will cause the security to lose value.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 50% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-
term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See “Investment Objective and Principal Investment Strategies—Portfolio Turnover” and “Tax Considerations.”

NonDiversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification
Risk
The Fund is classified as
“non-diversified”
under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund intends to qualify for the special tax treatment available to RICs under Subchapter M of the Code, and thus intends to satisfy the diversification requirements of Subchapter M, including its less stringent diversification requirements that apply to the percentage of the Fund’s total assets that are represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and certain other securities. See “Investment Objective and Principal Investment Strategies” and “Tax Considerations.”

AntiTakeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover
Provisions
The Fund’s Charter and Bylaws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end
status. See “Certain Provisions in Our Charter and Bylaws.”

[1]	Quasar Distributors, LLC is the principal underwriter and distributor of the Common Shares and serves in that capacity on a best efforts basis, subject to various conditions. The Fund may be offered through other brokers, dealers and other financial intermediaries that have entered into selling agreements with the Distributor.
[2]	Under the Advisory Agreement, we pay the Adviser quarterly, as compensation for the services rendered by it, a fee equal on an annual basis to 1.25% of our daily Managed Assets. The Adviser will pay the Sub-Adviser a fee on an annual basis of 1.05% of the daily Managed Assets allocated to the Sub-Adviser. “Managed Assets” means total assets (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). Because Managed Assets include proceeds of leverage, at any time the Fund engages in leverage, the management fees in relation to its total assets attributable to the Common Shares would increase. See “Leverage” for more information.
[3]	Based on leverage utilization as of September 30, 2022. While the Fund does not currently use leverage, the Fund used leverage in the form of reverse repurchase agreements from October 1, 2021 to February 8, 2022, representing 14.09% of the Fund’s total net assets as of September 30, 2022. The Fund has established a line of credit (“LOC”) in the amount of $12,000,000. During the period ended September 30, 2022, the Fund had no borrowings and has no amount outstanding on the LOC. At any time that the Fund has leverage outstanding, its net expenses would be higher than what is reflected in the table (which currently does not reflect any leverage expenses). For instance, if the Fund borrowed for investment purposes, it would incur Interest Payments on Borrowed Funds and would pay higher Management Fees, as described further in footnote (2).
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[5]	Pursuant to an Expense Limitation and Reimbursement Agreement, through February 28, 2024, the Adviser has agreed to reimburse expenses of the Fund so that certain of the Fund’s expenses (“Specified Expenses”) will not exceed 0.25% of daily Managed Assets (annualized). The Fund has agreed to repay these amounts, when and if requested by the Adviser, but only if and to the extent that Specified Expenses are less than 0.25% of daily Managed Assets (annualized) (or, if a lower expense limit is then in effect, such lower limit) within the three-year period after the Adviser bears the expense; provided, however, that the Adviser may recapture a Specified Expense in the same year it is incurred. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including organizational and certain offering costs, with the exception of (i) the management fee, (ii) any distribution fee, (iii) brokerage costs, (iv) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (v) taxes, and (vi) extraordinary expenses (as determined in the sole discretion of the Adviser).